SEPARATE ACCOUNT NO. 45

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 45

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 45 indicated in the table below as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 45 as of December 31, 2023, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/INTERMEDIATE GOVERNMENT BOND
1290 VT GAMCO SMALL COMPANY VALUE	EQ/INTERNATIONAL CORE MANAGED VOLATILITY
1290 VT SMARTBETA EQUITY ESG	EQ/INTERNATIONAL EQUITY INDEX
1290 VT SOCIALLY RESPONSIBLE	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
EQ/400 MANAGED VOLATILITY	EQ/JANUS ENTERPRISE
EQ/2000 MANAGED VOLATILITY	EQ/LARGE CAP CORE MANAGED VOLATILITY
EQ/AB SHORT DURATION GOVERNMENT BOND	EQ/LARGE CAP GROWTH INDEX
EQ/AB SMALL CAP GROWTH	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
EQ/AGGRESSIVE ALLOCATION	EQ/LARGE CAP VALUE INDEX
EQ/AGGRESSIVE GROWTH STRATEGY	EQ/LARGE CAP VALUE MANAGED VOLATILITY
EQ/BALANCED STRATEGY	EQ/MID CAP INDEX
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	EQ/MID CAP VALUE MANAGED VOLATILITY
EQ/COMMON STOCK INDEX	EQ/MODERATE ALLOCATION
EQ/CONSERVATIVE ALLOCATION	EQ/MODERATE-PLUS ALLOCATION
EQ/CONSERVATIVE-PLUS ALLOCATION	EQ/MONEY MARKET
EQ/CORE BOND INDEX	EQ/QUALITY BOND PLUS
EQ/EQUITY 500 INDEX	EQ/SMALL COMPANY INDEX
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	MULTIMANAGER TECHNOLOGY
EQ/GLOBAL EQUITY MANAGED VOLATILITY

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 45 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 45 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of one or more of the variable investment options of Separate Account No. 45 since 1995.

FSA-2

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,176,499	$27,059,256	$3,768,330	$2,218,856	$6,447,740	$8,958,079
Receivable for shares of the Portfolios sold	122	1,306	131	102	259	682
Receivable for policy-related transactions	—	—	—	473	—	—

Total assets	3,176,621	27,060,562	3,768,461	2,219,431	6,447,999	8,958,761

Liabilities:
Payable for policy-related transactions	122	581	131	—	259	599

Total liabilities	122	581	131	—	259	599

Net Assets	$3,176,499	$27,059,981	$3,768,330	$2,219,431	$6,447,740	$8,958,162

Net Assets:
Accumulation unit values	$3,170,786	$26,989,835	$3,768,037	$2,179,131	$6,399,260	$8,919,342
Retained by Equitable Financial in Separate Account No. 45	5,713	70,146	293	40,300	48,480	38,820

Total Net Assets	$3,176,499	$27,059,981	$3,768,330	$2,219,431	$6,447,740	$8,958,162

Investments in shares of the Portfolios, at cost	$3,092,880	$25,700,848	$3,481,346	$1,959,486	$6,011,390	$8,147,110

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-3

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$9,515,968	$38,305,953	$14,806,893	$4,498,454	$17,440,128	$3,126,045
Receivable for shares of the Portfolios sold	718	4,595	1,023	411	973	210
Receivable for policy-related transactions	2,592	—	76	—	—	56

Total assets	9,519,278	38,310,548	14,807,992	4,498,865	17,441,101	3,126,311

Liabilities:
Payable for policy-related transactions	—	4,595	—	1,710	973	—

Total liabilities	—	4,595	—	1,710	973	—

Net Assets	$9,519,278	$38,305,953	$14,807,992	$4,497,155	$17,440,128	$3,126,311

Net Assets:
Accumulation unit values	$9,513,098	$38,263,296	$14,775,614	$4,497,155	$17,439,053	$3,124,842
Retained by Equitable Financial in Separate Account No. 45	6,180	42,657	32,378	—	1,075	1,469

Total Net Assets	$9,519,278	$38,305,953	$14,807,992	$4,497,155	$17,440,128	$3,126,311

Investments in shares of the Portfolios, at cost	$9,465,142	$34,471,001	$13,842,247	$4,160,665	$16,480,172	$2,726,363

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$181,531,995	$23,089,091	$25,072,366	$35,598,757	$80,089,737	$1,294,283
Receivable for shares of the Portfolios sold	37,007	1,846	1,826	3,052	8,758	75
Receivable for policy-related transactions	—	—	3,383	4,510	—	19

Total assets	181,569,002	23,090,937	25,077,575	35,606,319	80,098,495	1,294,377

Liabilities:
Payable for policy-related transactions	37,007	1,828	—	—	8,758	—

Total liabilities	37,007	1,828	—	—	8758	—

Net Assets	$181,531,995	$23,089,109	$25,077,575	$35,606,319	$80,089,737	$1,294,377

Net Assets:
Accumulation unit values	$181,427,442	$23,078,881	$25,061,677	$35,569,208	79,940,617	$1,293,964
Retained by Equitable Financial in Separate Account No. 45	104,553	10,228	15,898	37,111	149,120	413

Total Net Assets	$181,531,995	$23,089,109	$25,077,575	$35,606,319	$80,089,737	$1,294,377

Investments in shares of the Portfolios, at cost	$163,078,068	$22,782,043	$24,556,446	$35,464,718	$69,297,891	$1,211,779

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*
Assets:
Investments in shares of the Portfolios, at fair value	$28,937,384	$13,603,859	$13,052,481	$31,512,285	$12,938,618	$9,595,136
Receivable for shares of the Portfolios sold	1,526	1,940	1,423	1,363	1,693	1,064
Receivable for policy-related transactions	—	805	17	—	—	1,283

Total assets	28,938,910	13,606,604	13,053,921	31,513,648	12,940,311	9,597,483

Liabilities:
Payable for policy-related transactions	3,558	—	—	1,363	1,693	—

Total liabilities	3,558	—	—	1,363	1,693	—

Net Assets	$28,935,352	$13,606,604	$13,053,921	$31,512,285	$12,938,618	$9,597,483

Net Assets:
Accumulation unit values	$28,899,440	$13,584,822	$13,031,986	$31,490,985	$12,890,879	$9,583,603
Retained by Equitable Financial in Separate Account No. 45	35,912	21,782	21,935	21,300	47,739	13,880

Total Net Assets	$28,935,352	$13,606,604	$13,053,921	$31,512,285	$12,938,618	$9,597,483

Investments in shares of the Portfolios, at cost	$27,001,868	$13,707,155	$12,404,808	$29,774,645	$12,316,038	$9,507,156

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$42,235,884	$60,326,746	$133,669,489	$10,172,688	$158,622,532	$25,457,538
Receivable for shares of the Portfolios sold	22,925	5,869	29,046	1,333	16,813	6,028
Receivable for policy-related transactions	—	—	—	—	25,330	—

Total assets	42,258,809	60,332,615	133,698,535	10,174,021	158,664,675	25,463,566

Liabilities:
Payable for policy-related transactions	22,878	3,375	28,316	1,333	—	4,278

Total liabilities	22,878	3,375	28,316	1,333	—	4,278

Net Assets	$42,235,931	$60,329,240	$133,670,219	$10,172,688	$158,664,675	$25,459,288

Net Assets:
Accumulation unit values	$42,119,661	$60,179,068	$133,567,072	$10,164,755	$158,564,248	$25,427,469
Retained by Equitable Financial in Separate Account No. 45	116,270	150,172	103,147	7,933	100,427	31,819

Total Net Assets	$42,235,931	$60,329,240	$133,670,219	$10,172,688	$158,664,675	$25,459,288

Investments in shares of the Portfolios, at cost	$40,080,421	$50,934,930	$120,689,626	$9,716,321	$152,752,105	$24,007,948

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$41,721,534	$100,295,346	$54,456,012	$24,586,299	$16,669,040	$12,523,022
Receivable for shares of the Portfolios sold	4,249	—	5,767	—	668	1,553
Receivable for policy-related transactions	—	71,905	—	19,129	—	—

Total assets	41,725,783	100,367,251	54,461,779	24,605,428	16,669,708	12,524,575

Liabilities:
Payable for shares of the Portfolios purchased	—	118,394	—	19,129	—	—
Payable for policy-related transactions	3,914	—	627	—	668	813

Total liabilities	3,914	118,394	627	19,129	668	813

Net Assets	$41,721,869	$100,248,857	$54,461,152	$24,586,299	$16,669,040	$12,523,762

Net Assets:
Accumulation unit values	$41,673,475	$100,210,379	$54,438,065	$24,571,325	$16,646,674	$12,508,087
Retained by Equitable Financial in Separate Account No. 45	48,394	38,478	23,087	14,974	22,366	15,675

Total Net Assets	$41,721,869	$100,248,857	$54,461,152	$24,586,299	$16,669,040	$12,523,762

Investments in shares of the Portfolios, at cost	$40,190,515	$97,217,090	$52,065,471	$24,586,299	$16,713,959	$11,541,728

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$32,435,319
Receivable for shares of the Portfolios sold	2,214

Total assets	32,437,533

Liabilities:
Payable for policy-related transactions	347

Total liabilities	347

Net Assets	$32,437,186

Net Assets:
Accumulation unit values	$32,371,674
Retained by Equitable Financial in Separate Account No. 45	65,512

Total Net Assets	$32,437,186

Investments in shares of the Portfolios, at cost	$27,381,503

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	262,407

1290 VT GAMCO SMALL COMPANY VALUE	IB	386,754

1290 VT SMARTBETA EQUITY ESG	IB	219,652

1290 VT SOCIALLY RESPONSIBLE	IB	113,005

EQ/400 MANAGED VOLATILITY	IB	285,053

EQ/2000 MANAGED VOLATILITY	IB	467,863

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	977,905

EQ/AB SMALL CAP GROWTH	IA	75,403

EQ/AB SMALL CAP GROWTH	IB	2,564,237

EQ/AGGRESSIVE ALLOCATION	IB	1,501,441

EQ/AGGRESSIVE GROWTH STRATEGY	IB	278,648

EQ/BALANCED STRATEGY	IB	1,123,793

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	310,670

EQ/COMMON STOCK INDEX	IA	577,527

EQ/COMMON STOCK INDEX	IB	3,660,548

EQ/CONSERVATIVE ALLOCATION	IB	2,823,613

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	3,053,298

EQ/CORE BOND INDEX	IB	3,860,158

EQ/EQUITY 500 INDEX	IB	1,148,494

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	92,541

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	1,800,733

EQ/INTERMEDIATE GOVERNMENT BOND	IA	36,321

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,404,233

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	1,183,552

EQ/INTERNATIONAL EQUITY INDEX	IA	294,348

EQ/INTERNATIONAL EQUITY INDEX	IB	2,692,178

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	952,406

EQ/JANUS ENTERPRISE	IB	480,165

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,962,545

EQ/LARGE CAP GROWTH INDEX	IB	2,828,038

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	4,570,329

EQ/LARGE CAP VALUE INDEX	IB	1,023,565

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	543,322

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	8,407,201

EQ/MID CAP INDEX	IB	1,675,060

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2,605,458

EQ/MODERATE ALLOCATION	IA	911,379

EQ/MODERATE ALLOCATION	IB	7,560,070

The accompanying notes are an integral part of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

EQ/MODERATE-PLUS ALLOCATION	IB	5,838,043

EQ/MONEY MARKET	IA	2,683,406

EQ/MONEY MARKET	IB	21,896,084

EQ/QUALITY BOND PLUS	IB	2,169,091

EQ/SMALL COMPANY INDEX	IB	1,130,818

MULTIMANAGER TECHNOLOGY	IB	995,661

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$ 20.37	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.15%	IB	$ 18.02	43
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$ 17.35	61
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$ 16.71	64
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$ 16.55	13
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$ 16.24	3

1290 VT GAMCO SMALL COMPANY VALUE	1.15%	IB	$113.22	60
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$105.38	89
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$ 98.08	79
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$ 96.33	31
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$ 92.92	1

1290 VT SMARTBETA EQUITY ESG	1.15%	IB	$ 14.07	68
1290 VT SMARTBETA EQUITY ESG	1.35%	IB	$ 13.97	90
1290 VT SMARTBETA EQUITY ESG	1.55%	IB	$ 13.87	76
1290 VT SMARTBETA EQUITY ESG	1.60%	IB	$ 13.84	36

1290 VT SOCIALLY RESPONSIBLE	1.15%	IB	$ 31.33	7
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$ 29.83	24
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$ 28.39	33
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$ 28.04	12

EQ/400 MANAGED VOLATILITY	1.15%	IB	$ 21.88	46
EQ/400 MANAGED VOLATILITY	1.35%	IB	$ 21.41	84
EQ/400 MANAGED VOLATILITY	1.55%	IB	$ 20.96	117
EQ/400 MANAGED VOLATILITY	1.60%	IB	$ 20.84	52
EQ/400 MANAGED VOLATILITY	1.70%	IB	$ 20.62	3

EQ/2000 MANAGED VOLATILITY	0.50%	IB	$ 20.76	—
EQ/2000 MANAGED VOLATILITY	1.15%	IB	$ 19.36	119
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$ 18.95	171
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$ 18.54	124
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$ 18.44	57
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$ 18.25	2

EQ/AB SHORT DURATION GOVERNMENT BOND	1.15%	IB	$ 9.34	280
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$ 9.14	328
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$ 8.94	314

The accompanying notes are an integral part of these financial statements.

FSA-11

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$ 8.90	111
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$ 8.80	12

EQ/AB SMALL CAP GROWTH	1.15%	IA	$ 61.82	20
EQ/AB SMALL CAP GROWTH	1.15%	IB	$ 59.67	118
EQ/AB SMALL CAP GROWTH	1.35%	IB	$ 56.53	187
EQ/AB SMALL CAP GROWTH	1.55%	IB	$ 53.55	281
EQ/AB SMALL CAP GROWTH	1.60%	IB	$ 52.83	81
EQ/AB SMALL CAP GROWTH	1.70%	IB	$ 51.42	1

EQ/AGGRESSIVE ALLOCATION	1.15%	IB	$ 26.73	162
EQ/AGGRESSIVE ALLOCATION	1.35%	IB	$ 25.67	127
EQ/AGGRESSIVE ALLOCATION	1.55%	IB	$ 24.66	218
EQ/AGGRESSIVE ALLOCATION	1.60%	IB	$ 24.41	71
EQ/AGGRESSIVE ALLOCATION	1.70%	IB	$ 26.48	3

EQ/AGGRESSIVE GROWTH STRATEGY	1.15%	IB	$ 13.18	70
EQ/AGGRESSIVE GROWTH STRATEGY	1.35%	IB	$ 13.08	128
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$ 12.99	106
EQ/AGGRESSIVE GROWTH STRATEGY	1.60%	IB	$ 12.96	41

EQ/BALANCED STRATEGY	1.15%	IB	$ 9.54	387
EQ/BALANCED STRATEGY	1.35%	IB	$ 9.49	645
EQ/BALANCED STRATEGY	1.55%	IB	$ 9.44	574
EQ/BALANCED STRATEGY	1.60%	IB	$ 9.43	234

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.15%	IB	$ 28.15	29
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$ 27.18	48
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$ 26.24	21
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$ 26.01	17

EQ/COMMON STOCK INDEX	1.15%	IA	$900.51	28
EQ/COMMON STOCK INDEX	1.15%	IB	$866.74	51
EQ/COMMON STOCK INDEX	1.35%	IB	$786.58	86
EQ/COMMON STOCK INDEX	1.55%	IB	$713.72	40
EQ/COMMON STOCK INDEX	1.60%	IB	$696.58	22
EQ/COMMON STOCK INDEX	1.70%	IB	$663.53	—

EQ/CONSERVATIVE ALLOCATION	1.15%	IB	$ 13.76	467
EQ/CONSERVATIVE ALLOCATION	1.35%	IB	$ 13.21	457
EQ/CONSERVATIVE ALLOCATION	1.55%	IB	$ 12.69	583
EQ/CONSERVATIVE ALLOCATION	1.60%	IB	$ 12.56	256

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	IB	$ 16.63	559
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	IB	$ 15.98	420
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	IB	$ 15.34	405
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	IB	$ 15.19	187
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	IB	$ 15.83	—

EQ/CORE BOND INDEX	0.50%	IB	$ 17.23	—
EQ/CORE BOND INDEX	1.15%	IB	$ 14.53	569
EQ/CORE BOND INDEX	1.35%	IB	$ 13.78	735
EQ/CORE BOND INDEX	1.55%	IB	$ 13.07	954
EQ/CORE BOND INDEX	1.60%	IB	$ 12.90	358
EQ/CORE BOND INDEX	1.70%	IB	$ 12.57	5

EQ/EQUITY 500 INDEX	1.15%	IB	$108.11	150
EQ/EQUITY 500 INDEX	1.35%	IB	$101.77	347

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EQUITY 500 INDEX	1.55%	IB	$ 95.79	216
EQ/EQUITY 500 INDEX	1.60%	IB	$ 94.35	80
EQ/EQUITY 500 INDEX	1.70%	IB	$ 91.54	1

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.15%	IB	$ 23.05	8
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$ 22.25	19
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 21.49	12
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$ 21.30	20
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 20.93	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$ 43.17	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.15%	IB	$ 36.32	146
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$ 34.43	343
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$ 32.64	253
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$ 32.20	109
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$ 31.35	1

EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	IA	$ 20.78	17
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$ 24.83	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	IB	$ 20.03	65
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$ 18.75	146
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$ 17.54	271
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$ 17.25	252
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$ 16.69	6

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$ 21.51	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.15%	IB	$ 18.30	180
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$ 17.41	248
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$ 16.56	253
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$ 16.35	75

EQ/INTERNATIONAL EQUITY INDEX	1.15%	IA	$ 21.11	150
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$ 24.54	1
EQ/INTERNATIONAL EQUITY INDEX	1.15%	IB	$ 20.32	213
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$ 19.17	587
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$ 18.09	496
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$ 17.83	208
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$ 17.31	4

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.15%	IB	$ 26.35	105
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$ 24.96	192
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$ 23.65	159
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$ 23.33	67

EQ/JANUS ENTERPRISE	1.15%	IB	$ 42.71	48
EQ/JANUS ENTERPRISE	1.35%	IB	$ 41.13	89
EQ/JANUS ENTERPRISE	1.55%	IB	$ 39.60	78
EQ/JANUS ENTERPRISE	1.60%	IB	$ 39.23	18
EQ/JANUS ENTERPRISE	1.70%	IB	$ 38.49	1

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$ 38.69	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.15%	IB	$ 32.84	276
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$ 31.22	533
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$ 29.68	397
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$ 29.30	156
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$ 28.57	2

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP GROWTH INDEX	1.15%	IB	$ 38.66	203
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$ 36.78	642
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$ 34.98	559
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$ 34.55	262
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$ 33.69	4

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.15%	IB	$ 66.93	539
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$ 63.41	833
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$ 60.07	504
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$ 59.26	240
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$ 57.68	2

EQ/LARGE CAP VALUE INDEX	1.15%	IB	$ 16.44	143
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$ 16.08	231
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$ 15.27	202
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$ 15.13	64
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$ 14.85	3

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	IA	$ 18.13	532
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$ 40.45	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	IB	$ 17.89	1,586
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$ 32.36	1,696
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 30.70	1,472
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$ 30.30	664
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 29.51	10

EQ/MID CAP INDEX	0.50%	IB	$ 40.24	—
EQ/MID CAP INDEX	1.15%	IB	$ 34.53	140
EQ/MID CAP INDEX	1.35%	IB	$ 32.94	238
EQ/MID CAP INDEX	1.55%	IB	$ 31.42	300
EQ/MID CAP INDEX	1.60%	IB	$ 31.05	105
EQ/MID CAP INDEX	1.70%	IB	$ 30.32	2

EQ/MID CAP VALUE MANAGED VOLATILITY	1.15%	IB	$ 41.73	219
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$ 39.54	280
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 37.45	418
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$ 36.95	152
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 35.96	6

EQ/MODERATE ALLOCATION	1.15%	IA	$ 85.03	128
EQ/MODERATE ALLOCATION	0.50%	IB	$102.17	—
EQ/MODERATE ALLOCATION	1.15%	IB	$ 79.68	204
EQ/MODERATE ALLOCATION	1.35%	IB	$ 73.78	429
EQ/MODERATE ALLOCATION	1.55%	IB	$ 68.31	426
EQ/MODERATE ALLOCATION	1.60%	IB	$ 67.01	184
EQ/MODERATE ALLOCATION	1.70%	IB	$ 64.48	1

EQ/MODERATE-PLUS ALLOCATION	1.15%	IB	$ 22.73	573
EQ/MODERATE-PLUS ALLOCATION	1.35%	IB	$ 21.83	762
EQ/MODERATE-PLUS ALLOCATION	1.55%	IB	$ 20.97	850
EQ/MODERATE-PLUS ALLOCATION	1.60%	IB	$ 20.76	331
EQ/MODERATE-PLUS ALLOCATION	1.70%	IB	$ 22.47	4

EQ/MONEY MARKET	1.15%	IA	$ 30.71	87
EQ/MONEY MARKET	0.00%	IB	$ 48.62	10
EQ/MONEY MARKET	0.50%	IB	$ 39.30	—
EQ/MONEY MARKET	1.15%	IB	$ 29.76	198

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET	1.35%	IB	$ 27.31	250
EQ/MONEY MARKET	1.55%	IB	$ 25.05	215
EQ/MONEY MARKET	1.60%	IB	$ 24.52	132
EQ/MONEY MARKET	1.70%	IB	$ 23.48	2

EQ/QUALITY BOND PLUS	0.50%	IB	$ 20.46	—
EQ/QUALITY BOND PLUS	1.15%	IB	$ 16.78	187
EQ/QUALITY BOND PLUS	1.35%	IB	$ 15.79	325
EQ/QUALITY BOND PLUS	1.55%	IB	$ 14.85	405
EQ/QUALITY BOND PLUS	1.60%	IB	$ 14.62	157
EQ/QUALITY BOND PLUS	1.70%	IB	$ 14.18	4
EQ/SMALL COMPANY INDEX	1.15%	IB	$ 44.20	56
EQ/SMALL COMPANY INDEX	1.35%	IB	$ 41.93	124
EQ/SMALL COMPANY INDEX	1.55%	IB	$ 39.78	91
EQ/SMALL COMPANY INDEX	1.60%	IB	$ 39.26	29
EQ/SMALL COMPANY INDEX	1.70%	IB	$ 38.23	1

MULTIMANAGER TECHNOLOGY	0.50%	IB	$ 77.73	—
MULTIMANAGER TECHNOLOGY	1.15%	IB	$ 67.30	77
MULTIMANAGER TECHNOLOGY	1.35%	IB	$ 64.36	135
MULTIMANAGER TECHNOLOGY	1.55%	IB	$ 61.56	235
MULTIMANAGER TECHNOLOGY	1.60%	IB	$ 60.87	66
MULTIMANAGER TECHNOLOGY	1.70%	IB	$ 59.53	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a “-”.

FSA-15

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$57,025	$158,017	$47,294	$15,140	$70,645	$105,510
Expenses:
Asset-based charges	45,661	357,396	51,140	29,186	91,084	117,038

Net Investment Income (Loss)	11,364	(199,379)	(3,846)	(14,046)	(20,439)	(11,528)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(177,521)	2,517,521	444,662	120,497	(393,156)	(1,487,732)
Net realized gain distribution from the Portfolios	91,632	1,777,702	41,078	45,739	163,739	79,125

Net realized gain (loss)	(85,889)	4,295,223	485,740	166,236	(229,417)	(1,408,607)

Net change in unrealized appreciation (depreciation) of investments	321,358	463,590	28,193	306,559	1,075,008	2,569,737

Net Realized and Unrealized Gain (Loss) on Investments	235,469	4,758,813	513,933	472,795	845,591	1,161,130

Net Increase (Decrease) in Net Assets Resulting from Operations	$246,833	$4,559,434	$510,087	$458,749	$825,152	$1,149,602

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$243,620	$99,600	$191,661	$55,945	$254,832	$17,246
Expenses:
Asset-based charges	134,444	513,601	203,655	60,843	236,223	40,769

Net Investment Income (Loss)	109,176	(414,001)	(11,994)	(4,898)	18,609	(23,523)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(166,237)	(11,442,398)	(2,948,792)	(873,275)	(3,429,411)	(62,626)
Net realized gain distribution from the Portfolios	—	62,869	422,366	95,488	159,925	—

Net realized gain (loss)	(166,237)	(11,379,529)	(2,526,426)	(777,787)	(3,269,486)	(62,626)

Net change in unrealized appreciation (depreciation) of investments	330,398	17,269,937	4,803,900	1,466,073	5,108,935	715,682

Net Realized and Unrealized Gain (Loss) on Investments	164,161	5,890,408	2,277,474	688,286	1,839,449	653,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$273,337	$5,476,407	$2,265,480	$683,388	$1,858,058	$629,533

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,886,851	$534,352	$494,697	$740,420	$809,078	$13,391
Expenses:
Asset-based charges	2,279,302	337,864	341,276	515,390	1,057,260	18,870

Net Investment Income (Loss)	(392,451)	196,488	153,421	225,030	(248,182)	(5,479)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	51,138,883	(4,241,980)	(5,269,381)	(3,596,456)	28,376,638	(332,492)
Net realized gain distribution from the Portfolios	7,020,175	196,717	543,522	—	648,741	37,473

Net realized gain (loss)	58,159,058	(4,045,263)	(4,725,859)	(3,596,456)	29,025,379	(295,019)

Net change in unrealized appreciation (depreciation) of investments	(21,553,864)	5,322,771	6,824,525	4,452,152	(12,520,502)	468,124

Net Realized and Unrealized Gain (Loss) on Investments	36,605,194	1,277,508	2,098,666	855,696	16,504,877	173,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,212,743	$1,473,996	$2,252,087	$1,080,726	$16,256,695	$167,626

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$241,994	$366,619	$219,770	$866,542	$263,774	$3,022
Expenses:
Asset-based charges	392,031	206,208	184,140	430,339	182,183	131,975

Net Investment Income (Loss)	(150,037)	160,411	35,630	436,203	81,591	(128,953)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,772,500)	(1,150,117)	455,893	2,638,582	859,918	(22,156)
Net realized gain distribution from the Portfolios	1,134,796	—	98,630	—	—	647,241

Net realized gain (loss)	(637,704)	(1,150,117)	554,523	2,638,582	859,918	625,085

Net change in unrealized appreciation (depreciation) of investments	5,794,806	1,311,843	1,263,360	1,880,880	1,116,169	847,741

Net Realized and Unrealized Gain (Loss) on Investments	5,157,102	161,726	1,817,883	4,519,462	1,976,087	1,472,826

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,007,065	$322,137	$1,853,513	$4,955,665	$2,057,678	$1,343,873

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$695,814	$127,961	$497,255	$157,337	$2,461,773	$245,444
Expenses:
Asset-based charges	570,971	791,657	1,713,081	140,153	2,173,526	349,629

Net Investment Income (Loss)	124,843	(663,696)	(1,215,826)	17,184	288,247	(104,185)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,374,237)	7,185,570	(20,604,169)	327,526	11,486,945	(281,305)
Net realized gain distribution from the Portfolios	3,267,121	2,191,799	10,887,863	287,263	8,305,402	971,778

Net realized gain (loss)	1,892,884	9,377,369	(9,716,306)	614,789	19,792,347	690,473

Net change in unrealized appreciation (depreciation) of investments	6,179,873	9,429,972	49,831,167	225,819	(1,883,686)	2,687,553

Net Realized and Unrealized Gain (Loss) on Investments	8,072,757	18,807,341	40,114,861	840,608	17,908,661	3,378,026

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,197,600	$18,143,645	$38,899,035	$857,792	$18,196,908	$3,273,841

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$578,316	$1,865,612	$851,836	$1,110,501	$354,446	$134,023
Expenses:
Asset-based charges	581,133	1,401,253	754,402	343,571	250,766	169,429

Net Investment Income (Loss)	(2,817)	464,359	97,434	766,930	103,680	(35,406)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,274,954	(21,208,409)	(12,040,902)	(591)	(2,103,990)	(1,211,085)
Net realized gain distribution from the Portfolios	1,961,181	2,144,676	1,546,675	—	—	386,996

Net realized gain (loss)	3,236,135	(19,063,733)	(10,494,227)	(591)	(2,103,990)	(824,089)

Net change in unrealized appreciation (depreciation) of investments	1,279,543	28,956,712	17,306,705	591	2,444,686	2,572,153

Net Realized and Unrealized Gain (Loss) on Investments	4,515,678	9,892,979	6,812,478	—	340,696	1,748,064

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,512,861	$10,357,338	$6,909,912	$766,930	$444,376	$1,712,658

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2023

MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—
Expenses:
Asset-based charges	414,987

Net Investment Income (Loss)	(414,987)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(4,665,123)
Net realized gain distribution from the Portfolios	1,472,993

Net realized gain (loss)	(3,192,130)

Net change in unrealized appreciation (depreciation) of investments	14,584,121

Net Realized and Unrealized Gain (Loss) on Investments	11,391,991

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,977,004

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$11,364	$(39,097)	$(199,379)	$(246,374)	$(3,846)	$(10,299)
Net realized gain (loss)	(85,889)	72,844	4,295,223	2,312,232	485,740	150,471
Net change in unrealized appreciation (depreciation) of investments	321,358	(317,485)	463,590	(5,939,367)	28,193	(885,761)

Net increase (decrease) in net assets resulting from operations	246,833	(283,738)	4,559,434	(3,873,509)	510,087	(745,589)

From Contractowners Transactions:
Payments received from contractowners	26,345	7,000	120,096	850,532	13,730	23,281
Transfers between Variable Investment Options including guaranteed interest account, net	(298,915)	95,688	(170,234)	(763,079)	(165,980)	(63,506)
Redemptions for contract benefits and terminations	(296,073)	(220,205)	(1,956,697)	(4,416,497)	(241,079)	(347,401)
Contract maintenance charges	(13,910)	(15,505)	(91,370)	(95,957)	(14,367)	(15,487)

Net increase (decrease) in net assets resulting from contractowners transactions	(582,553)	(133,022)	(2,098,205)	(4,425,001)	(407,696)	(403,113)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	—	—	—	104

Net Increase (Decrease) in Net Assets	(335,720)	(416,760)	2,461,229	(8,298,510)	102,391	(1,148,598)
Net Assets — Beginning of Year	3,512,219	3,928,979	24,598,752	32,897,262	3,665,939	4,814,537

Net Assets — End of Year	$3,176,499	$3,512,219	$27,059,981	$24,598,752	$3,768,330	$3,665,939

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT SOCIALLY RESPONSIBLE*		EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(14,046)	$(27,058)	$(20,439)	$(51,598)	$(11,528)	$(66,143)
Net realized gain (loss)	166,236	209,688	(229,417)	235,054	(1,408,607)	176,416
Net change in unrealized appreciation (depreciation) of investments	306,559	(1,057,708)	1,075,008	(1,631,914)	2,569,737	(2,892,461)

Net increase (decrease) in net assets resulting from operations	458,749	(875,078)	825,152	(1,448,458)	1,149,602	(2,782,188)

From Contractowners Transactions:
Payments received from contractowners	25,270	10	13,771	94,199	8,203	3,371
Transfers between Variable Investment Options including guaranteed interest account, net	7,302	(381,868)	(286,631)	4,883	352,933	26,919
Redemptions for contract benefits and terminations	(95,098)	(1,051,182)	(550,542)	(865,816)	(1,119,325)	(775,642)
Contract maintenance charges	(4,696)	(6,948)	(22,050)	(25,356)	(34,789)	(37,280)

Net increase (decrease) in net assets resulting from contractowners transactions	(67,222)	(1,439,988)	(845,452)	(792,090)	(792,978)	(782,632)

Net Increase (Decrease) in Net Assets	391,527	(2,315,066)	(20,300)	(2,240,548)	356,624	(3,564,820)
Net Assets — Beginning of Year	1,827,904	4,142,970	6,468,040	8,708,588	8,601,538	12,166,358

Net Assets — End of Year	$2,219,431	$1,827,904	$6,447,740	$6,468,040	$8,958,162	$8,601,538

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$109,176	$(87,469)	$(414,001)	$(529,204)	$(11,994)	$(84,200)
Net realized gain (loss)	(166,237)	(55,640)	(11,379,529)	372,993	(2,526,426)	1,833,186
Net change in unrealized appreciation (depreciation) of investments	330,398	(184,821)	17,269,937	(16,069,684)	4,803,900	(5,425,311)

Net increase (decrease) in net assets resulting from operations	273,337	(327,930)	5,476,407	(16,225,895)	2,265,480	(3,676,325)

From Contractowners Transactions:
Payments received from contractowners	247,741	172,963	149,073	109,286	(1,663)	48,003
Transfers between Variable Investment Options including guaranteed interest account, net	(85,456)	1,261,278	185,966	(81,393)	(263,369)	(360,310)
Redemptions for contract benefits and terminations	(822,110)	(1,203,218)	(3,151,617)	(3,798,191)	(1,546,650)	(627,285)
Contract maintenance charges	(54,806)	(49,997)	(128,759)	(146,450)	(58,357)	(64,013)

Net increase (decrease) in net assets resulting from contractowners transactions	(714,631)	181,026	(2,945,337)	(3,916,748)	(1,870,039)	(1,003,605)

Net Increase (Decrease) in Net Assets	(441,294)	(146,904)	2,531,070	(20,142,643)	395,441	(4,679,930)
Net Assets — Beginning of Year	9,960,572	10,107,476	35,774,883	55,917,526	14,412,551	19,092,481

Net Assets — End of Year	$9,519,278	$9,960,572	$38,305,953	$35,774,883	$14,807,992	$14,412,551

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/BALANCED STRATEGY*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,898)	$(32,480)	$18,609	$(94,887)	$(23,523)	$(45,242)
Net realized gain (loss)	(777,787)	(12,947)	(3,269,486)	274,030	(62,626)	341,827
Net change in unrealized appreciation (depreciation) of investments	1,466,073	(1,145,821)	5,108,935	(3,802,191)	715,682	(1,942,265)

Net increase (decrease) in net assets resulting from operations	683,388	(1,191,248)	1,858,058	(3,623,048)	629,533	(1,645,680)

From Contractowners Transactions:
Payments received from contractowners	610,329	54	624,749	566,496	(1,908)	61,094
Transfers between Variable Investment Options including guaranteed interest account, net	(391,828)	299,516	(33,672)	135,065	(53,068)	(506,184)
Redemptions for contract benefits and terminations	(839,575)	(854,205)	(1,700,178)	(2,223,909)	(540,467)	(1,097,397)
Contract maintenance charges	(91,253)	(94,639)	(68,079)	(72,539)	(10,928)	(12,518)

Net increase (decrease) in net assets resulting from contractowners transactions	(712,327)	(649,274)	(1,177,180)	(1,594,887)	(606,371)	(1,555,005)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	78,989	126	—	—	—	—

Net Increase (Decrease) in Net Assets	50,050	(1,840,396)	680,878	(5,217,935)	23,162	(3,200,685)
Net Assets — Beginning of Year	4,447,105	6,287,501	16,759,250	21,977,185	3,103,149	6,303,834

Net Assets — End of Year	$4,497,155	$4,447,105	$17,440,128	$16,759,250	$3,126,311	$3,103,149

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(392,451)	$(1,079,285)	$196,488	$(8,737)	$153,421	$(56,654)
Net realized gain (loss)	58,159,058	20,320,651	(4,045,263)	306,492	(4,725,859)	935,156
Net change in unrealized appreciation (depreciation) of investments	(21,553,864)	(64,591,770)	5,322,771	(4,684,075)	6,824,525	(6,367,547)

Net increase (decrease) in net assets resulting from operations	36,212,743	(45,350,404)	1,473,996	(4,386,320)	2,252,087	(5,489,045)

From Contractowners Transactions:
Payments received from contractowners	554,003	2,212,121	130,623	75,826	254,265	451,703
Transfers between Variable Investment Options including guaranteed interest account, net	(1,365,728)	(3,771,142)	(279,233)	(102,503)	264,778	(1,359,641)
Redemptions for contract benefits and terminations	(16,211,614)	(16,649,517)	(3,173,856)	(3,962,020)	(2,868,441)	(4,884,428)
Contract maintenance charges	(599,895)	(638,959)	(100,425)	(111,401)	(104,812)	(116,511)

Net increase (decrease) in net assets resulting from contractowners transactions	(17,623,234)	(18,847,497)	(3,422,891)	(4,100,098)	(2,454,210)	(5,908,877)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	(6)	—	—	—	—

Net Increase (Decrease) in Net Assets	18,589,509	(64,197,907)	(1,948,895)	(8,486,418)	(202,123)	(11,397,922)
Net Assets — Beginning of Year	162,942,486	227,140,393	25,038,004	33,524,422	25,279,698	36,677,620

Net Assets — End of Year	$181,531,995	$162,942,486	$23,089,109	$25,038,004	$25,077,575	$25,279,698

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-27

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$225,030	$54,869	$(248,182)	$(334,980)	$(5,479)	$(14,673)
Net realized gain (loss)	(3,596,456)	(318,113)	29,025,379	8,458,193	(295,019)	(78,402)
Net change in unrealized appreciation (depreciation) of investments	4,452,152	(4,245,811)	(12,520,502)	(27,708,031)	468,124	(230,683)

Net increase (decrease) in net assets resulting from operations	1,080,726	(4,509,055)	16,256,695	(19,584,818)	167,626	(323,758)

From Contractowners Transactions:
Payments received from contractowners	243,300	294,923	1,066,429	931,431	1,668	51
Transfers between Variable Investment Options including guaranteed interest account, net	1,170,479	(833,306)	55,222	(1,486,877)	(209,574)	42,795
Redemptions for contract benefits and terminations	(4,026,120)	(3,382,797)	(9,469,131)	(10,073,356)	(144,982)	(134,929)
Contract maintenance charges	(150,051)	(162,197)	(307,137)	(326,841)	(3,696)	(5,077)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,762,392)	(4,083,377)	(8,654,617)	(10,955,643)	(356,584)	(97,160)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	—	—	—	51

Net Increase (Decrease) in Net Assets	(1,681,666)	(8,592,432)	7,602,078	(30,540,461)	(188,958)	(420,867)
Net Assets — Beginning of Year	37,287,985	45,880,417	72,487,659	103,028,120	1,483,335	1,904,202

Net Assets — End of Year	$35,606,319	$37,287,985	$80,089,737	$72,487,659	$1,294,377	$1,483,335

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-28

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(150,037)	$(316,183)	$160,411	$(87,220)	$35,630	$(27,309)
Net realized gain (loss)	(637,704)	1,149,444	(1,150,117)	(114,216)	554,523	295,810
Net change in unrealized appreciation (depreciation) of investments	5,794,806	(8,931,476)	1,311,843	(1,326,461)	1,263,360	(2,868,326)

Net increase (decrease) in net assets resulting from operations	5,007,065	(8,098,215)	322,137	(1,527,897)	1,853,513	(2,599,825)

From Contractowners Transactions:
Payments received from contractowners	79,250	124,446	107,074	276,707	77,482	98,663
Transfers between Variable Investment Options including guaranteed interest account, net	(366,541)	(169,551)	(58,196)	862,542	(473,810)	(230,841)
Redemptions for contract benefits and terminations	(2,416,987)	(2,387,504)	(1,789,444)	(1,375,555)	(1,468,063)	(1,140,952)
Contract maintenance charges	(100,700)	(105,825)	(30,164)	(37,263)	(55,839)	(58,219)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,804,978)	(2,538,434)	(1,770,730)	(273,569)	(1,920,230)	(1,331,349)

Net Increase (Decrease) in Net Assets	2,202,087	(10,636,649)	(1,448,593)	(1,801,466)	(66,717)	(3,931,174)
Net Assets — Beginning of Year	26,733,265	37,369,914	15,055,197	16,856,663	13,120,638	17,051,812

Net Assets — End of Year	$28,935,352	$26,733,265	$13,606,604	$15,055,197	$13,053,921	$13,120,638

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$436,203	$325,706	$81,591	$18,235	$(128,953)	$(144,439)
Net realized gain (loss)	2,638,582	272,378	859,918	248,132	625,085	935,729
Net change in unrealized appreciation (depreciation) of investments	1,880,880	(5,502,109)	1,116,169	(2,695,949)	847,741	(3,019,406)

Net increase (decrease) in net assets resulting from operations	4,955,665	(4,904,025)	2,057,678	(2,429,582)	1,343,873	(2,228,116)

From Contractowners Transactions:
Payments received from contractowners	120,963	111,360	104,593	102,102	54,440	31,227
Transfers between Variable Investment Options including guaranteed interest account, net	(764,314)	(133,925)	(521,518)	76,943	42,814	(400,059)
Redemptions for contract benefits and terminations	(2,651,818)	(2,447,576)	(1,477,726)	(1,218,704)	(995,951)	(937,593)
Contract maintenance charges	(116,821)	(118,456)	(50,786)	(50,640)	(32,843)	(37,075)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,411,990)	(2,588,597)	(1,945,437)	(1,090,299)	(931,540)	(1,343,500)

Net Increase (Decrease) in Net Assets	1,543,675	(7,492,622)	112,241	(3,519,881)	412,333	(3,571,616)
Net Assets — Beginning of Year	29,968,610	37,461,232	12,826,377	16,346,258	9,185,150	12,756,766

Net Assets — End of Year	$31,512,285	$29,968,610	$12,938,618	$12,826,377	$9,597,483	$9,185,150

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$124,843	$(615,974)	$(663,696)	$(697,355)	$(1,215,826)	$(1,750,659)
Net realized gain (loss)	1,892,884	5,390,749	9,377,369	7,020,831	(9,716,306)	18,438,743
Net change in unrealized appreciation (depreciation) of investments	6,179,873	(15,021,444)	9,429,972	(29,081,865)	49,831,167	(71,440,748)

Net increase (decrease) in net assets resulting from operations	8,197,600	(10,246,669)	18,143,645	(22,758,389)	38,899,035	(54,752,664)

From Contractowners Transactions:
Payments received from contractowners	169,195	408,956	244,012	791,246	352,827	702,750
Transfers between Variable Investment Options including guaranteed interest account, net	(454,205)	(1,181,279)	(265,439)	(1,786,241)	(3,632,275)	(1,817,105)
Redemptions for contract benefits and terminations	(4,670,698)	(3,850,585)	(5,464,946)	(5,293,071)	(12,647,700)	(10,914,605)
Contract maintenance charges	(143,706)	(153,366)	(147,025)	(153,299)	(462,905)	(490,320)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,099,414)	(4,776,274)	(5,633,398)	(6,441,365)	(16,390,053)	(12,519,280)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	—	(6)	633	—

Net Increase (Decrease) in Net Assets	3,098,186	(15,022,943)	12,510,247	(29,199,760)	22,509,615	(67,271,944)
Net Assets — Beginning of Year	39,137,745	54,160,688	47,818,993	77,018,753	111,160,604	178,432,548

Net Assets — End of Year	$42,235,931	$39,137,745	$60,329,240	$47,818,993	$133,670,219	$111,160,604

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,184	$6,747	$288,247	$(296,335)	$(104,185)	$(123,421)
Net realized gain (loss)	614,789	343,718	19,792,347	12,413,286	690,473	2,093,070
Net change in unrealized appreciation (depreciation) of investments	225,819	(1,366,561)	(1,883,686)	(37,701,570)	2,687,553	(6,451,711)

Net increase (decrease) in net assets resulting from operations	857,792	(1,016,096)	18,196,908	(25,584,619)	3,273,841	(4,482,062)

From Contractowners Transactions:
Payments received from contractowners	92,430	35,313	407,420	936,240	(12,601)	780,133
Transfers between Variable Investment Options including guaranteed interest account, net	(174,972)	1,035,535	(2,410,812)	(4,211,899)	1,254	(492,395)
Redemptions for contract benefits and terminations	(651,264)	(576,497)	(15,888,619)	(15,893,668)	(2,190,536)	(2,048,158)
Contract maintenance charges	(38,456)	(39,233)	(500,140)	(557,666)	(75,896)	(80,487)

Net increase (decrease) in net assets resulting from contractowners transactions	(772,262)	455,118	(18,392,151)	(19,726,993)	(2,277,779)	(1,840,907)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	329	—	—	—

Net Increase (Decrease) in Net Assets	85,530	(560,978)	(194,914)	(45,311,612)	996,062	(6,322,969)
Net Assets — Beginning of Year	10,087,158	10,648,136	158,859,589	204,171,201	24,463,226	30,786,195

Net Assets — End of Year	$10,172,688	$10,087,158	$158,664,675	$158,859,589	$25,459,288	$24,463,226

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE-PLUS ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,817)	$(241,883)	$464,359	$(224,044)	$97,434	$(232,276)
Net realized gain (loss)	3,236,135	2,586,327	(19,063,733)	6,460,764	(10,494,227)	4,508,353
Net change in unrealized appreciation (depreciation) of investments	1,279,543	(10,761,582)	28,956,712	(28,556,690)	17,306,705	(17,069,874)

Net increase (decrease) in net assets resulting from operations	4,512,861	(8,417,138)	10,357,338	(22,319,970)	6,909,912	(12,793,797)

From Contractowners Transactions:
Payments received from contractowners	99,236	197,253	486,917	2,094,464	675,325	305,809
Transfers between Variable Investment Options including guaranteed interest account, net	(767,118)	(755,017)	(2,386,337)	(2,171,333)	(1,363,749)	(629,111)
Redemptions for contract benefits and terminations	(3,896,137)	(3,856,916)	(10,370,027)	(11,810,369)	(4,614,345)	(4,993,103)
Contract maintenance charges	(145,047)	(160,573)	(403,983)	(450,589)	(259,107)	(283,390)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,709,066)	(4,575,253)	(12,673,430)	(12,337,827)	(5,561,876)	(5,599,795)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	270	—	(78,355)	—	636	—

Net Increase (Decrease) in Net Assets	(195,935)	(12,992,391)	(2,394,447)	(34,657,797)	1,348,672	(18,393,592)
Net Assets — Beginning of Year	41,917,804	54,910,195	102,643,304	137,301,101	53,112,480	71,506,072

Net Assets — End of Year	$41,721,869	$41,917,804	$100,248,857	$102,643,304	$54,461,152	$53,112,480

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust,an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$766,930	$(54,220)	$103,680	$(163,066)	$(35,406)	$(70,054)
Net realized gain (loss)	(591)	(372)	(2,103,990)	(101,949)	(824,089)	528,807
Net change in unrealized appreciation (depreciation) of investments	591	395	2,444,686	(2,315,340)	2,572,153	(3,941,589)

Net increase (decrease) in net assets resulting from operations	766,930	(54,197)	444,376	(2,580,355)	1,712,658	(3,482,836)

From Contractowners Transactions:
Payments received from contractowners	2,092,582	1,092,291	54,837	227,129	17,495	84,242
Transfers between Variable Investment Options including guaranteed interest account, net	15,458,559	20,278,239	59,896	(148,508)	(418,822)	(63,362)
Redemptions for contract benefits and terminations	(20,408,048)	(19,250,839)	(2,122,811)	(2,121,991)	(1,176,828)	(1,052,241)
Contract maintenance charges	(97,726)	(92,701)	(71,440)	(78,756)	(48,100)	(54,345)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,954,633)	2,026,990	(2,079,518)	(2,122,126)	(1,626,255)	(1,085,706)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	4,041	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(2,183,662)	1,972,793	(1,635,142)	(4,702,481)	86,403	(4,568,542)
Net Assets — Beginning of Year	26,769,961	24,797,168	18,304,182	23,006,663	12,437,359	17,005,901

Net Assets — End of Year	$24,586,299	$26,769,961	$16,669,040	$18,304,182	$12,523,762	$12,437,359

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MULTIMANAGER TECHNOLOGY*
	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(414,987)	$(454,234)
Net realized gain (loss)	(3,192,130)	3,965,179
Net change in unrealized appreciation (depreciation) of investments	14,584,121	(20,175,418)

Net increase (decrease) in net assets resulting from operations	10,977,004	(16,664,473)

From Contractowners Transactions:
Payments received from contractowners	144,222	75,114
Transfers between Variable Investment Options including guaranteed interest account, net	291,078	(1,080,491)
Redemptions for contract benefits and terminations	(3,299,871)	(3,477,531)
Contract maintenance charges	(82,562)	(90,719)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,947,133)	(4,573,627)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	6	—

Net Increase (Decrease) in Net Assets	8,029,877	(21,238,100)
Net Assets — Beginning of Year	24,407,309	45,645,409

Net Assets — End of Year	$32,437,186	$24,407,309

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

The change in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	200	(236)	(36)	19	(27)	(8)

1290 VT GAMCO SMALL COMPANY VALUE	IB	275	(298)	(23)	18	(66)	(48)

1290 VT SMARTBETA EQUITY ESG	IB	284	(316)	(32)	9	(41)	(32)

1290 VT SOCIALLY RESPONSIBLE	IB	80	(82)	(2)	10	(66)	(56)

EQ/400 MANAGED VOLATILITY	IB	325	(368)	(43)	18	(60)	(42)

EQ/2000 MANAGED VOLATILITY	IB	516	(562)	(46)	23	(66)	(43)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	1,132	(1,213)	(81)	255	(235)	20

EQ/AB SMALL CAP GROWTH	IA	21	(24)	(3)	2	(3)	(1)

EQ/AB SMALL CAP GROWTH	IB	703	(759)	(56)	16	(89)	(73)

EQ/AGGRESSIVE ALLOCATION	IB	625	(704)	(79)	16	(59)	(43)

EQ/AGGRESSIVE GROWTH STRATEGY	IB	369	(420)	(51)	1	(57)	(56)

EQ/BALANCED STRATEGY	IB	1,998	(2,132)	(134)	142	(322)	(180)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	133	(159)	(26)	11	(74)	(63)

EQ/COMMON STOCK INDEX	IA	29	(32)	(3)	1	(3)	(2)

EQ/COMMON STOCK INDEX	IB	211	(233)	(22)	3	(28)	(25)

EQ/CONSERVATIVE ALLOCATION	IB	1,986	(2,257)	(271)	156	(468)	(312)

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	1,772	(1,933)	(161)	82	(469)	(387)

EQ/CORE BOND INDEX	IB	2,857	(3,069)	(212)	116	(418)	(302)

EQ/EQUITY 500 INDEX	IA	—	—	—	38	(165)	(127)

EQ/EQUITY 500 INDEX	IB	859	(957)	(98)	—	—	—

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	78	(95)	(17)	14	(17)	(3)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	898	(987)	(89)	19	(102)	(83)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	18	(18)	—	1	(10)	(9)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	778	(875)	(97)	91	(98)	(7)

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	843	(963)	(120)	20	(109)	(89)

EQ/INTERNATIONAL EQUITY INDEX	IA	161	(186)	(25)	2	(23)	(21)

EQ/INTERNATIONAL EQUITY INDEX	IB	1,614	(1,781)	(167)	45	(180)	(135)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	581	(666)	(85)	32	(82)	(50)

EQ/JANUS ENTERPRISE	IB	255	(281)	(26)	5	(42)	(37)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	1,491	(1,670)	(179)	23	(199)	(176)

EQ/LARGE CAP GROWTH INDEX	IB	1,824	(2,004)	(180)	62	(281)	(219)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	2,291	(2,588)	(297)	25	(264)	(239)

EQ/LARGE CAP VALUE INDEX	IB	685	(741)	(56)	118	(85)	33

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	561	(623)	(62)	11	(78)	(67)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5,779	(6,463)	(684)	50	(787)	(737)

EQ/MID CAP INDEX	IB	822	(898)	(76)	41	(105)	(64)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	1,146	(1,275)	(129)	26	(150)	(124)

EQ/MODERATE ALLOCATION	IA	142	(163)	(21)	1	(20)	(19)

EQ/MODERATE ALLOCATION	IB	1,328	(1,489)	(161)	48	(207)	(159)

EQ/MODERATE-PLUS ALLOCATION	IB	2,797	(3,071)	(274)	63	(347)	(284)

EQ/MONEY MARKET	IA	145	(156)	(11)	48	(47)	1

EQ/MONEY MARKET	IB	1,434	(1,536)	(102)	788	(710)	78

EQ/QUALITY BOND PLUS	IB	1,195	(1,335)	(140)	51	(186)	(135)

EQ/SMALL COMPANY INDEX	IB	330	(374)	(44)	16	(44)	(28)

MULTIMANAGER TECHNOLOGY	IB	549	(606)	(57)	17	(105)	(88)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-37

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2023

1.	Organization

Separate Account No. 45 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT” or the “Trust”). The Trust is an open-ended investment management company that sells shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trust has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

EQ Advisors Trust*

•    1290 VT GAMCO Mergers & Acquisitions

•    1290 VT GAMCO Small Company Value

•    1290 VT SmartBeta Equity ESG

•    1290 VT Socially Responsible

•    EQ/400 Managed Volatility

•    EQ/2000 Managed Volatility

•    EQ/AB Short Duration Government Bond

•    EQ/AB Small Cap Growth

•    EQ/Aggressive Allocation(1)

•    EQ/Aggressive Growth Strategy

•    EQ/Balanced Strategy

•    EQ/ClearBridge Select Equity Managed Volatility

•    EQ/Common Stock Index

•    EQ/Conservative Allocation(1)

•    EQ/Conservative-Plus Allocation(1)

•    EQ/Core Bond Index

•    EQ/Equity 500 Index

•    EQ/Franklin Small Cap Value Managed Volatility

•    EQ/Global Equity Managed Volatility

•    EQ/Intermediate Government Bond

•    EQ/International Core Managed Volatility

•    EQ/International Equity Index

•    EQ/International Value Managed Volatility

•    EQ/Janus Enterprise

•    EQ/Large Cap Core Managed Volatility

•    EQ/Large Cap Growth Index

•    EQ/Large Cap Growth Managed Volatility

•    EQ/Large Cap Value Index

•    EQ/Large Cap Value Managed Volatility

•    EQ/Mid Cap Index

•    EQ/Mid Cap Value Managed Volatility

•    EQ/Moderate Allocation(1)

•    EQ/Moderate-Plus Allocation(1)

•    EQ/Money Market

•    EQ/Quality Bond PLUS

•    EQ/Small Company Index

•    Multimanager Technology

(1)	The Variable Investment Option was previously held under EQ Premier VIP Trust until November 12, 2023.
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not

FSA-38

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Concluded)

subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”)

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trust, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to

FSA-39

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Concluded)

the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2023 were as follows:

	Purchases	Sales
1290 VT GAMCO Mergers & Acquisitions	$3,365,810	$3,845,367
1290 VT GAMCO Small Company Value	27,365,461	27,886,068
1290 VT SmartBeta Equity ESG	3,676,025	4,046,489
1290 VT Socially Responsible	2,046,375	2,082,479
EQ/400 Managed Volatility	6,489,127	7,191,279
EQ/2000 Managed Volatility	8,902,155	9,627,619
EQ/AB Short Duration Government Bond	10,338,882	10,947,647
EQ/AB Small Cap Growth	36,572,199	39,868,668
EQ/Aggressive Allocation	15,003,107	16,463,873
EQ/Aggressive Growth Strategy	4,484,881	5,026,330
EQ/Balanced Strategy	18,051,467	19,050,113
EQ/ClearBridge Select Equity Managed Volatility	3,174,784	3,804,944
EQ/Common Stock Index	174,119,680	185,115,190

FSA-40

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/Conservative Allocation	$25,872,097	$28,901,801
EQ/Conservative-Plus Allocation	27,851,368	29,613,844
EQ/Core Bond Index	38,943,182	41,488,106
EQ/Equity 500 Index	76,201,032	84,455,090
EQ/Franklin Small Cap Value Managed Volatility	1,616,672	1,941,356
EQ/Global Equity Managed Volatility	28,777,618	30,595,805
EQ/Intermediate Government Bond	14,513,660	16,126,724
EQ/International Core Managed Volatility	13,936,182	15,723,592
EQ/International Equity Index	32,156,041	35,131,828
EQ/International Value Managed Volatility	13,790,799	15,654,645
EQ/Janus Enterprise	10,390,002	10,805,601
EQ/Large Cap Core Managed Volatility	43,826,199	45,533,696
EQ/Large Cap Growth Index	55,921,925	60,029,714
EQ/Large Cap Growth Managed Volatility	130,894,456	137,612,569
EQ/Large Cap Value Index	10,455,744	10,923,559
EQ/Large Cap Value Managed Volatility	163,558,653	173,398,969
EQ/Mid Cap Index	25,312,368	26,724,304
EQ/Mid Cap Value Managed Volatility	43,144,754	45,895,521
EQ/Moderate Allocation	105,151,949	115,248,210
EQ/Moderate-Plus Allocation	58,102,429	62,024,700
EQ/Money Market	43,481,127	45,664,789
EQ/Quality Bond PLUS	18,621,687	20,597,525
EQ/Small Company Index	12,719,982	13,995,387
Multimanager Technology	29,526,271	31,417,259

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trust. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of

FSA-41

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transactions (Concluded)

EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including the EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Large Cap Value Managed Managed Volatility, EQ/Quality Bond PLUS and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors, LLC (“Equitable Advisors”) and Equitable Distributors are distributors and principal underwriters of the Account. Equitable Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT.

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the Account for the following charges:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge
Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%
Income Manager	0.90%	0.25%	—	1.15%	1.15%
Accumulator	1.10%	0.25%	—	1.35%	1.35%
Accumulator issued on, or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%
Accumulator Plus, Select, Elite	1.10%	0.25%	0.25%	1.60%	1.60%
Accumulator Select issued on, or after August 13, 2001	1.10%	0.25%	0.35%	1.70%	1.70%

(1)	Accumulator Advisor’s daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

FSA-42

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary	Depending on account value a charge of $30 or Years 1 to 2 lesser of $30 or 2% of account value	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction

Low – During the first seven contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 7% and declines by 1% each year.

High – During the first nine contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 8% and declines by 1% beginning in the third contract year

Unit liquidation from account value

BaseBuilder benefit charge	Annually on each contract date anniversary	Low 0.15% High 0.45%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary	0.20%	Unit liquidation from account value

Guaranteed minimum death benefit charge 6% rollup to age 80	Annually on each contract date anniversary	Low 0.20% High 0.35%	Unit liquidation from account value

7.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT GAMCO Mergers & Acquisitions
2023	Lowest contract charges 0.50% Class IB	$ 20.37	—	—	—	8.99%
	Highest contract charges 1.70% Class IB	$ 16.24	—	—	—	7.62%
	All contract charges	—	184	$3,171	1.75%	—
2022	Lowest contract charges 0.50% Class IB	$ 18.69	—	—	—	(6.50)%
	Highest contract charges 1.70% Class IB	$ 15.09	—	—	—	(7.59)%
	All contract charges	—	220	$3,507	0.33%	—

FSA-43

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2021	Lowest contract charges 0.50% Class IB	$ 19.99	—	—	—	10.87%
	Highest contract charges 1.70% Class IB	$ 16.33	—	—	—	9.52%
	All contract charges	—	228	$3,923	0.67%	—
2020	Lowest contract charges 0.50% Class IB	$ 18.03	—	—	—	(1.80)%
	Highest contract charges 1.70% Class IB	$ 14.91	—	—	—	(2.99)%
	All contract charges	—	235	$3,686	0.17%	—
2019	Lowest contract charges 0.50% Class IB	$ 18.36	—	—	—	8.06%
	Highest contract charges 1.70% Class IB	$ 15.37	—	—	—	6.81%
	All contract charges	—	249	$3,986	4.00%	—

1290 VT GAMCO Small Company Value
2023	Lowest contract charges 1.15% Class IB	$113.22	—	—	—	19.66%
	Highest contract charges 1.70% Class IB	$ 92.92	—	—	—	18.99%
	All contract charges	—	260	$26,990	0.62%	—
2022	Lowest contract charges 1.15% Class IB	$ 94.62	—	—	—	(11.70)%
	Highest contract charges 1.70% Class IB	$ 78.09	—	—	—	(12.19)%
	All contract charges	—	283	$24,541	0.49%	—
2021	Lowest contract charges 1.15% Class IB	$107.16	—	—	—	23.70%
	Highest contract charges 1.70% Class IB	$ 88.93	—	—	—	23.00%
	All contract charges	—	331	$32,836	0.64%	—
2020	Lowest contract charges 1.15% Class IB	$ 86.63	—	—	—	8.25%
	Highest contract charges 1.70% Class IB	$ 72.30	—	—	—	7.65%
	All contract charges	—	352	$28,150	0.73%	—
2019	Lowest contract charges 1.15% Class IB	$ 80.03	—	—	—	21.94%
	Highest contract charges 1.70% Class IB	$ 67.16	—	—	—	21.25%
	All contract charges	—	397	$29,296	0.58%	—

1290 VT SmartBeta Equity ESG
2023	Lowest contract charges 1.15% Class IB	$ 14.07	—	—	—	15.23%
	Highest contract charges 1.60% Class IB	$ 13.84	—	—	—	14.66%
	All contract charges	—	270	$3,768	1.29%	—
2022	Lowest contract charges 1.15% Class IB	$ 12.21	—	—	—	(15.56)%
	Highest contract charges 1.60% Class IB	$ 12.07	—	—	—	(15.89)%
	All contract charges	—	302	$3,666	1.14%	—
2021	Lowest contract charges 1.15% Class IB	$ 14.46	—	—	—	21.72%
	Highest contract charges 1.60% Class IB	$ 14.35	—	—	—	21.10%
	All contract charges	—	334	$4,815	1.20%	—
2020	Lowest contract charges 1.15% Class IB (b)	$ 11.88	—	—	—	18.44%
	Highest contract charges 1.60% Class IB (b)	$ 11.85	—	—	—	18.15%
	All contract charges	—	379	$4,500	0.57%	—

1290 VT Socially Responsible
2023	Lowest contract charges 1.15% Class IB	$ 31.33	—	—	—	26.03%
	Highest contract charges 1.60% Class IB	$ 28.04	—	—	—	25.46%
	All contract charges	—	76	$2,179	0.76%	—
2022	Lowest contract charges 1.15% Class IB	$ 24.86	—	—	—	(23.01)%
	Highest contract charges 1.60% Class IB	$ 22.35	—	—	—	(23.35)%
	All contract charges	—	78	$1,796	0.45%	—
2021	Lowest contract charges 1.15% Class IB	$ 32.29	—	—	—	28.80%
	Highest contract charges 1.60% Class IB	$ 29.16	—	—	—	28.23%
	All contract charges	—	134	$4,102	0.59%	—
2020	Lowest contract charges 1.15% Class IB	$ 25.07	—	—	—	18.59%
	Highest contract charges 1.60% Class IB	$ 22.74	—	—	—	18.07%
	All contract charges	—	90	$2,113	0.81%	—
2019	Lowest contract charges 1.15% Class IB	$ 21.14	—	—	—	28.75%
	Highest contract charges 1.60% Class IB	$ 19.26	—	—	—	28.14%
	All contract charges	—	100	$1,988	0.93%	—

FSA-44

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/400 Managed Volatility
2023	Lowest contract charges 1.15% Class IB	$21.88	—	—	—	14.14%
	Highest contract charges 1.70% Class IB	$20.62	—	—	—	13.48%
	All contract charges	—	302	$6,399	1.12%	—
2022	Lowest contract charges 1.15% Class IB	$19.17	—	—	—	(16.51)%
	Highest contract charges 1.70% Class IB	$18.17	—	—	—	(16.96)%
	All contract charges	—	345	$6,425	0.73%	—
2021	Lowest contract charges 1.15% Class IB	$22.96	—	—	—	22.26%
	Highest contract charges 1.70% Class IB	$21.88	—	—	—	21.56%
	All contract charges	—	387	$8,658	0.37%	—
2020	Lowest contract charges 1.15% Class IB	$18.78	—	—	—	12.12%
	Highest contract charges 1.70% Class IB	$18.00	—	—	—	11.52%
	All contract charges	—	$431	$7,902	0.67%	—
2019	Lowest contract charges 1.15% Class IB	$16.75	—	—	—	23.53%
	Highest contract charges 1.70% Class IB	$16.14	—	—	—	22.83%
	All contract charges	—	$470	$7,717	0.94%	—

EQ/2000 Managed Volatility
2023	Lowest contract charges 0.50% Class IB	$20.76	—	—	—	15.40%
	Highest contract charges 1.70% Class IB	$18.25	—	—	—	14.06%
	All contract charges	—	473	$8,919	1.25%	—
2022	Lowest contract charges 0.50% Class IB	$17.99	—	—	—	(22.79)%
	Highest contract charges 1.70% Class IB	$16.00	—	—	—	(23.74)%
	All contract charges	—	519	$8,567	0.72%	—
2021	Lowest contract charges 0.50% Class IB	$23.30	—	—	—	13.38%
	Highest contract charges 1.70% Class IB	$20.98	—	—	—	12.01%
	All contract charges	—	562	$12,122	0.37%	—
2020	Lowest contract charges 0.50% Class IB	$20.55	—	—	—	18.65%
	Highest contract charges 1.70% Class IB	$18.73	—	—	—	17.28%
	All contract charges	—	616	$11,838	0.78%	—
2019	Lowest contract charges 0.50% Class IB	$17.32	—	—	—	23.89%
	Highest contract charges 1.70% Class IB	$15.97	—	—	—	22.28%
	All contract charges	—	661	$10,787	0.89%	—

EQ/AB Short Duration Government Bond
2023	Lowest contract charges 1.15% Class IB	$ 9.34	—	—	—	3.20%
	Highest contract charges 1.70% Class IB	$ 8.80	—	—	—	2.56%
	All contract charges	—	1,045	$9,513	2.52%	—
2022	Lowest contract charges 1.15% Class IB	$ 9.05	—	—	—	(3.00)%
	Highest contract charges 1.70% Class IB	$ 8.58	—	—	—	(3.49)%
	All contract charges	—	1,126	$9,958	0.53%	—
2021	Lowest contract charges 1.15% Class IB	$ 9.33	—	—	—	(1.48)%
	Highest contract charges 1.70% Class IB	$ 8.89	—	—	—	(2.09)%
	All contract charges	—	1,106	$10,105	0.37%	—
2020	Lowest contract charges 1.15% Class IB	$ 9.47	—	—	—	(0.21)%
	Highest contract charges 1.70% Class IB	$ 9.08	—	—	—	(0.77)%
	All contract charges	—	1,181	$10,992	0.93%	—
2019	Lowest contract charges 1.15% Class IB	$ 9.49	—	—	—	1.39%
	Highest contract charges 1.70% Class IB	$ 9.15	—	—	—	0.88%
	All contract charges	—	$1,260	$11,765	1.64%	—

EQ/AB Small Cap Growth
2023	1.15% contract charge Class IA	$61.82	20	$1,250	0.28%	16.38%
2022	1.15% contract charge Class IA	$53.12	23	$1,206	0.14%	(29.29)%
2021	1.15% contract charge Class IA	$75.12	24	$1,803	0.00%	11.62%
2020	1.15% contract charge Class IA	$67.30	26	$1,735	0.09%	34.49%
2019	1.15% contract charge Class IA	$50.04	29	$1,450	0.16%	26.33%

FSA-45

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth
2023	Lowest contract charges 1.15% Class IB	$59.67	—	—	—	16.38%
	Highest contract charges 1.70% Class IB	$51.42	—	—	—	15.73%
	All contract charges	—	668	$37,013	0.28%	—
2022	Lowest contract charges 1.15% Class IB	$51.27	—	—	—	(29.28)%
	Highest contract charges 1.70% Class IB	$44.43	—	—	—	(29.68)%
	All contract charges	—	724	$34,532	0.14%	—
2021	Lowest contract charges 1.15% Class IB	$72.50	—	—	—	11.62%
	Highest contract charges 1.70% Class IB	$63.18	—	—	—	11.00%
	All contract charges	—	797	$54,065	0.00%	—
2020	Lowest contract charges 1.15% Class IB	$64.95	—	—	—	34.50%
	Highest contract charges 1.70% Class IB	$56.92	—	—	—	33.74%
	All contract charges	—	919	$55,996	0.09%	—
2019	Lowest contract charges 1.15% Class IB	$48.29	—	—	—	26.31%
	Highest contract charges 1.70% Class IB	$42.56	—	—	—	25.66%
	All contract charges	—	1,025	$46,476	0.16%	—

EQ/Aggressive Allocation
2023	Lowest contract charges 1.15% Class IB	$26.73	—	—	—	17.08%
	Highest contract charges 1.70% Class IB	$26.48	—	—	—	16.40%
	All contract charges	—	581	$14,776	1.32%	—
2022	Lowest contract charges 1.15% Class IB	$22.83	—	—	—	(19.30)%
	Highest contract charges 1.70% Class IB	$22.75	—	—	—	(19.72)%
	All contract charges	—	660	$14,386	0.86%	—
2021	Lowest contract charges 1.15% Class IB	$28.29	—	—	—	15.85%
	Highest contract charges 1.70% Class IB	$28.34	—	—	—	15.20%
	All contract charges	—	703	$19,059	4.01%	—
2020	Lowest contract charges 1.15% Class IB	$24.42	—	—	—	14.06%
	Highest contract charges 1.70% Class IB	$24.60	—	—	—	13.42%
	All contract charges	—	757	$17,770	2.68%	—
2019	Lowest contract charges 1.15% Class IB	$21.41	—	—	—	23.05%
	Highest contract charges 1.70% Class IB	$21.69	—	—	—	22.40%
	All contract charges	—	855	$17,622	1.54%	—

EQ/Aggressive Growth Strategy
2023	Lowest contract charges 1.15% Class IB	$13.18	—	—	—	16.84%
	Highest contract charges 1.60% Class IB	$12.96	—	—	—	16.34%
	All contract charges	—	345	$4,497	1.29%	—
2022	Lowest contract charges 1.15% Class IB	$11.28	—	—	—	(19.26)%
	Highest contract charges 1.60% Class IB	$11.14	—	—	—	(19.68)%
	All contract charges	—	396	$4,446	0.76%	—
2021	Lowest contract charges 1.15% Class IB	$13.97	—	—	—	15.45%
	Highest contract charges 1.60% Class IB	$13.87	—	—	—	14.91%
	All contract charges	—	452	$6,286	2.42%	—
2020	Lowest contract charges 1.15% Class IB (a)	$12.10	—	—	—	15.35%
	Highest contract charges 1.60% Class IB (a)	$12.07	—	—	—	15.06%
	All contract charges	—	491	$5,950	2.08%	—

EQ/Balanced Strategy
2023	Lowest contract charges 1.15% Class IB	$ 9.54	—	—	—	11.97%
	Highest contract charges 1.60% Class IB	$ 9.43	—	—	—	11.47%
	All contract charges	—	1,840	$17,439	1.52%	—
2022	Lowest contract charges 1.15% Class IB	$ 8.52	—	—	—	(16.55)%
	Highest contract charges 1.60% Class IB	$ 8.46	—	—	—	(16.98)%
	All contract charges	—	1,974	$16,758	0.90%	—
2021	Lowest contract charges 1.15% Class IB (c)	$10.21	—	—	—	3.55%
	Highest contract charges 1.60% Class IB (c)	$10.19	—	—	—	3.35%
	All contract charges	—	2,154	$21,977	1.72%	—

FSA-46

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Select Equity Managed Volatility
2023	Lowest contract charges 1.15% Class IB	$ 28.15	—	—	—	23.19%
	Highest contract charges 1.60% Class IB	$ 26.01	—	—	—	22.63%
	All contract charges	—	115	$3,125	0.58%	—
2022	Lowest contract charges 1.15% Class IB	$ 22.85	—	—	—	(27.90)%
	Highest contract charges 1.60% Class IB	$ 21.21	—	—	—	(28.25)%
	All contract charges	—	141	$3,102	0.29%	—
2021	Lowest contract charges 1.15% Class IB	$ 31.69	—	—	—	23.69%
	Highest contract charges 1.60% Class IB	$ 29.56	—	—	—	23.17%
	All contract charges	—	204	$6,303	0.47%	—
2020	Lowest contract charges 1.15% Class IB	$ 25.62	—	—	—	34.49%
	Highest contract charges 1.60% Class IB	$ 24.00	—	—	—	33.85%
	All contract charges	—	157	$3,890	0.02%	—
2019	Lowest contract charges 1.15% Class IB	$ 19.05	—	—	—	32.02%
	Highest contract charges 1.60% Class IB	$ 17.93	—	—	—	31.45%
	All contract charges	—	169	$3,128	0.35%	—

EQ/Common Stock Index
2023	1.15% contract charge Class IA	$900.51	28	$24,893	1.10%	23.70%
2022	1.15% contract charge Class IA	$727.99	31	$22,399	0.75%	(20.41)%
2021	1.15% contract charge Class IA	$914.73	33	$29,975	0.66%	23.49%
2020	1.15% contract charge Class IA	$740.72	38	$28,166	1.10%	18.39%
2019	1.15% contract charge Class IA	$625.64	43	$27,076	1.42%	28.74%

EQ/Common Stock Index
2023	Lowest contract charges 1.15% Class IB	$866.74	—	—	—	23.70%
	Highest contract charges 1.70% Class IB	$663.53	—	—	—	23.01%
	All contract charges	—	199	$156,534	1.10%	—
2022	Lowest contract charges 1.15% Class IB	$700.69	—	—	—	(20.42)%
	Highest contract charges 1.70% Class IB	$539.40	—	—	—	(20.86)%
	All contract charges	—	221	$140,459	0.75%	—
2021	Lowest contract charges 1.15% Class IB	$880.43	—	—	—	23.49%
	Highest contract charges 1.70% Class IB	$681.55	—	—	—	22.81%
	All contract charges	—	246	$197,115	0.66%	—
2020	Lowest contract charges 1.15% Class IB	$712.94	—	—	—	18.39%
	Highest contract charges 1.70% Class IB	$554.98	—	—	—	17.74%
	All contract charges	—	286	$185,306	1.10%	—
2019	Lowest contract charges 1.15% Class IB	$602.18	—	—	—	28.74%
	Highest contract charges 1.70% Class IB	$471.38	—	—	—	28.02%
	All contract charges	—	313	$171,788	1.42%	—

EQ/Conservative Allocation
2023	Lowest contract charges 1.15% Class IB	$ 13.76	—	—	—	6.75%
	Highest contract charges 1.60% Class IB	$ 12.56	—	—	—	6.17%
	All contract charges	—	1,763	$23,079	2.21%	—
2022	Lowest contract charges 1.15% Class IB	$ 12.89	—	—	—	(13.61)%
	Highest contract charges 1.60% Class IB	$ 11.83	—	—	—	(13.96)%
	All contract charges	—	2,034	$25,028	1.37%	—
2021	Lowest contract charges 1.15% Class IB	$ 14.92	—	—	—	1.57%
	Highest contract charges 1.60% Class IB	$ 13.75	—	—	—	1.10%
	All contract charges	—	2,346	$33,514	1.37%	—
2020	Lowest contract charges 1.15% Class IB	$ 14.69	—	—	—	6.06%
	Highest contract charges 1.60% Class IB	$ 13.60	—	—	—	5.59%
	All contract charges	—	2,545	$35,819	1.97%	—
2019	Lowest contract charges 1.15% Class IB	$ 13.85	—	—	—	7.95%
	Highest contract charges 1.70% Class IB	$ 13.27	—	—	—	7.36%
	All contract charges	—	2,356	$31,335	1.56%	—

FSA-47

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative-Plus Allocation
2023	Lowest contract charges 1.15% Class IB	$ 16.63	—	—	—	9.62%
	Highest contract charges 1.60% Class IB	$ 15.19	—	—	—	9.12%
	All contract charges	—	1,571	$25,062	1.97%	—
2022	Lowest contract charges 1.15% Class IB	$ 15.17	—	—	—	(15.53)%
	Highest contract charges 1.70% Class IB	$ 14.52	—	—	—	(16.02)%
	All contract charges	—	1,732	$25,270	1.16%	—
2021	Lowest contract charges 1.15% Class IB	$ 17.96	—	—	—	5.52%
	Highest contract charges 1.70% Class IB	$ 17.29	—	—	—	4.92%
	All contract charges	—	2,119	$36,667	2.12%	—
2020	Lowest contract charges 1.15% Class IB	$ 17.02	—	—	—	8.75%
	Highest contract charges 1.70% Class IB	$ 16.48	—	—	—	8.14%
	All contract charges	—	2,179	$35,732	2.08%	—
2019	Lowest contract charges 1.15% Class IB	$ 15.65	—	—	—	12.19%
	Highest contract charges 1.70% Class IB	$ 15.24	—	—	—	11.57%
	All contract charges	—	2,208	$33,327	1.55%	—

EQ/Core Bond Index
2023	Lowest contract charges 0.50% Class IB	$ 17.23	—	—	—	4.05%
	Highest contract charges 1.70% Class IB	$ 12.57	—	—	—	2.78%
	All contract charges	—	2,621	$35,569	2.03%	—
2022	Lowest contract charges 0.50% Class IB	$ 16.56	—	—	—	(9.16)%
	Highest contract charges 1.70% Class IB	$ 12.23	—	—	—	(10.27)%
	All contract charges	—	2,833	$37,259	1.55%	—
2021	Lowest contract charges 0.50% Class IB	$ 18.23	—	—	—	(2.62)%
	Highest contract charges 1.70% Class IB	$ 13.63	—	—	—	(3.74)%
	All contract charges	—	3,135	$45,849	1.38%	—
2020	Lowest contract charges 0.50% Class IB	$ 18.72	—	—	—	5.52%
	Highest contract charges 1.70% Class IB	$ 14.16	—	—	—	4.27%
	All contract charges	—	3,291	$49,853	1.47%	—
2019	Lowest contract charges 0.50% Class IB	$ 17.74	—	—	—	5.78%
	Highest contract charges 1.70% Class IB	$ 13.58	—	—	—	4.46%
	All contract charges	—	3,368	$48,819	1.85%	—

EQ/Equity 500 Index
2023	Lowest contract charges 1.15% Class IB	$108.11	—	—	—	24.14%
	Highest contract charges 1.70% Class IB	$ 91.54	—	—	—	23.45%
	All contract charges	—	794	$79,941	1.06%	—
2022	Lowest contract charges 1.15% Class IB	$ 87.09	—	—	—	(19.47)%
	Highest contract charges 1.70% Class IB	$ 74.15	—	—	—	(19.92)%
	All contract charges	—	892	$72,369	0.99%	—
2021	Lowest contract charges 0.50% Class IB	$129.79	—	—	—	27.33%
	Highest contract charges 1.70% Class IB	$ 92.60	—	—	—	25.80%
	All contract charges	—	1,019	$102,883	0.82%	—
2020	Lowest contract charges 0.50% Class IB	$101.93	—	—	—	17.17%
	Highest contract charges 1.70% Class IB	$ 73.61	—	—	—	15.78%
	All contract charges	—	1,139	$91,237	1.25%	—
2019	Lowest contract charges 0.50% Class IB	$ 86.99	—	—	—	30.03%
	Highest contract charges 1.70% Class IB	$ 63.58	—	—	—	28.47%
	All contract charges	—	1,256	$86,601	1.55%	—

EQ/Franklin Small Cap Value Managed Volatility
2023	Lowest contract charges 1.15% Class IB	$ 23.05	—	—	—	12.77%
	Highest contract charges 1.70% Class IB	$ 20.93	—	—	—	12.10%
	All contract charges	—	59	$1,294	1.01%	—
2022	Lowest contract charges 1.15% Class IB	$ 20.44	—	—	—	(18.08)%
	Highest contract charges 1.70% Class IB	$ 18.67	—	—	—	(18.47)%
	All contract charges	—	76	$1,483	0.46%	—

FSA-48

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2021	Lowest contract charges 1.15% Class IB	$24.95	—	—	—	18.30%
	Highest contract charges 1.70% Class IB	$22.90	—	—	—	17.56%
	All contract charges	—	79	$1,904	0.33%	—
2020	Lowest contract charges 1.15% Class IB	$21.09	—	—	—	11.00%
	Highest contract charges 1.70% Class IB	$19.48	—	—	—	10.43%
	All contract charges	—	72	$1,472	0.76%	—
2019	Lowest contract charges 1.15% Class IB	$19.00	—	—	—	24.10%
	Highest contract charges 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	71	$1,306	0.87%	—

EQ/Global Equity Managed Volatility
2023	Lowest contract charges 0.50% Class IB	$43.17	—	—	—	20.72%
	Highest contract charges 1.70% Class IB	$31.35	—	—	—	19.25%
	All contract charges	—	852	$28,899	0.87%	—
2022	Lowest contract charges 0.50% Class IB	$35.76	—	—	—	(21.34)%
	Highest contract charges 1.70% Class IB	$26.29	—	—	—	(22.29)%
	All contract charges	—	941	$26,702	0.34%	—
2021	Lowest contract charges 0.50% Class IB	$45.46	—	—	—	15.32%
	Highest contract charges 1.70% Class IB	$33.83	—	—	—	13.94%
	All contract charges	—	1,024	$37,331	0.87%	—
2020	Lowest contract charges 0.50% Class IB	$39.42	—	—	—	13.70%
	Highest contract charges 1.70% Class IB	$29.69	—	—	—	12.33%
	All contract charges	—	1,162	$37,050	0.64%	—
2019	Lowest contract charges 0.50% Class IB	$34.67	—	—	—	24.62%
	Highest contract charges 1.70% Class IB	$26.43	—	—	—	23.16%
	All contract charges	—	1,283	$36,306	1.30%	—

EQ/Intermediate Government Bond
2023	1.15% contract charge Class IA	$20.78	17	$345	2.63%	2.67%
2022	1.15% contract charge Class IA	$20.24	17	$352	0.93%	(8.71)%
2021	1.15% contract charge Class IA	$22.17	26	$584	0.70%	(3.23)%
2020	1.15% contract charge Class IA	$22.91	22	$496	0.99%	3.11%
2019	1.15% contract charge Class IA	$22.22	23	$519	1.49%	2.97%

EQ/Intermediate Government Bond
2023	Lowest contract charges 0.50% Class IB	$24.83	—	—	—	3.37%
	Highest contract charges 1.70% Class IB	$16.69	—	—	—	2.14%
	All contract charges	—	740	$13,240	2.63%	—
2022	Lowest contract charges 0.50% Class IB	$24.02	—	—	—	(8.11)%
	Highest contract charges 1.70% Class IB	$16.34	—	—	—	(9.22)%
	All contract charges	—	837	$14,685	0.93%	—
2021	Lowest contract charges 0.50% Class IB	$26.14	—	—	—	(2.61)%
	Highest contract charges 1.70% Class IB	$18.00	—	—	—	(3.79)%
	All contract charges	—	844	$16,253	0.70%	—
2020	Lowest contract charges 0.50% Class IB	$26.84	—	—	—	3.79%
	Highest contract charges 1.70% Class IB	$18.71	—	—	—	2.52%
	All contract charges	—	902	$18,008	0.99%	—
2019	Lowest contract charges 0.50% Class IB	$25.86	—	—	—	3.65%
	Highest contract charges 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	895	$17,426	1.49%	—

EQ/International Core Managed Volatility
2023	Lowest contract charges 0.50% Class IB	$21.51	—	—	—	16.21%
	Highest contract charges 1.60% Class IB	$16.35	—	—	—	14.90%
	All contract charges	—	756	$13,032	1.66%	—
2022	Lowest contract charges 0.50% Class IB	$18.51	—	—	—	(14.58)%
	Highest contract charges 1.60% Class IB	$14.23	—	—	—	(15.50)%
	All contract charges	—	876	$13,103	1.20%	—

FSA-49

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2021	Lowest contract charges 0.50% Class IB	$21.67	—	—	—	9.50%
	Highest contract charges 1.60% Class IB	$16.84	—	—	—	8.30%
	All contract charges	—	965	$17,031	2.23%	—
2020	Lowest contract charges 0.50% Class IB	$19.79	—	—	—	7.91%
	Highest contract charges 1.60% Class IB	$15.55	—	—	—	6.73%
	All contract charges	—	1,074	$17,481	1.41%	—
2019	Lowest contract charges 0.50% Class IB	$18.34	—	—	—	21.86%
	Highest contract charges 1.60% Class IB	$14.57	—	—	—	20.51%
	All contract charges	—	1,145	$17,423	1.92%	—

EQ/International Equity Index
2023	1.15% contract charge Class IA	$21.11	150	$3,158	2.81%	17.67%
2022	1.15% contract charge Class IA	$17.94	175	$3,133	2.44%	(12.91)%
2021	1.15% contract charge Class IA	$20.60	196	$4,044	3.07%	9.69%
2020	1.15% contract charge Class IA	$18.78	222	$4,170	1.91%	2.62%
2019	1.15% contract charge Class IA	$18.30	262	$4,787	2.80%	20.79%

EQ/International Equity Index
2023	Lowest contract charges 0.50% Class IB	$24.54	—	—	—	18.49%
	Highest contract charges 1.70% Class IB	$17.31	—	—	—	17.04%
	All contract charges	—	1,509	$28,333	2.81%	—
2022	Lowest contract charges 0.50% Class IB	$20.71	—	—	—	(12.36)%
	Highest contract charges 1.70% Class IB	$14.79	—	—	—	(13.41)%
	All contract charges	—	1,676	$26,818	2.44%	—
2021	Lowest contract charges 0.50% Class IB	$23.63	—	—	—	10.37%
	Highest contract charges 1.70% Class IB	$17.08	—	—	—	9.07%
	All contract charges	—	1,811	$33,398	3.07%	—
2020	Lowest contract charges 0.50% Class IB	$21.41	—	—	—	3.33%
	Highest contract charges 1.70% Class IB	$15.66	—	—	—	2.02%
	All contract charges	—	2,055	$34,628	1.91%	—
2019	Lowest contract charges 0.50% Class IB	$20.72	—	—	—	21.52%
	Highest contract charges 1.70% Class IB	$15.35	—	—	—	20.11%
	All contract charges	—	2,235	36,794	2.80%	—

EQ/International Value Managed Volatility
2023	Lowest contract charges 1.15% Class IB	$26.35	—	—	—	17.27%
	Highest contract charges 1.60% Class IB	$23.33	—	—	—	16.71%
	All contract charges	—	523	$12,891	2.03%	—
2022	Lowest contract charges 1.15% Class IB	$22.47	—	—	—	(14.66)%
	Highest contract charges 1.60% Class IB	$19.99	—	—	—	(15.04)%
	All contract charges	—	608	$12,786	1.54%	—
2021	Lowest contract charges 1.15% Class IB	$26.33	—	—	—	9.03%
	Highest contract charges 1.60% Class IB	$23.53	—	—	—	8.58%
	All contract charges	—	658	$16,299	2.12%	—
2020	Lowest contract charges 1.15% Class IB	$24.15	—	—	—	2.99%
	Highest contract charges 1.60% Class IB	$21.67	—	—	—	2.51%
	All contract charges	—	728	$16,566	1.36%	—
2019	Lowest contract charges 1.15% Class IB	$23.45	—	—	—	21.25%
	Highest contract charges 1.60% Class IB	$21.14	—	—	—	20.66%
	All contract charges	—	769	$17,014	2.27%	—

EQ/Janus Enterprise
2023	Lowest contract charges 1.15% Class IB	$42.71	—	—	—	15.65%
	Highest contract charges 1.70% Class IB	$38.49	—	—	—	15.03%
	All contract charges	—	234	$9,584	0.03%	—
2022	Lowest contract charges 1.15% Class IB	$36.93	—	—	—	(17.53)%
	Highest contract charges 1.70% Class IB	$33.46	—	—	—	(17.99)%
	All contract charges	—	260	$9,175	0.00%	—

FSA-50

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2021	Lowest contract charges 1.15% Class IB	$44.78	—	—	—	15.50%
	Highest contract charges 1.70% Class IB	$40.80	—	—	—	14.83%
	All contract charges	—	297	$12,746	0.09%	—
2020	Lowest contract charges 1.15% Class IB	$38.77	—	—	—	17.45%
	Highest contract charges 1.70% Class IB	$35.53	—	—	—	16.80%
	All contract charges	—	344	$12,805	0.00%	—
2019	Lowest contract charges 1.15% Class IB	$33.01	—	—	—	34.90%
	Highest contract charges 1.70% Class IB	$30.42	—	—	—	34.13%
	All contract charges	—	440	$14,041	0.02%	—

EQ/Large Cap Core Managed Volatility
2023	Lowest contract charges 0.50% Class IB	$38.69	—	—	—	23.33%
	Highest contract charges 1.70% Class IB	$28.57	—	—	—	21.83%
	All contract charges	—	1,364	$42,120	1.70%	—
2022	Lowest contract charges 0.50% Class IB	$31.37	—	—	—	(18.81)%
	Highest contract charges 1.70% Class IB	$23.45	—	—	—	(19.77)%
	All contract charges	—	1,543	$39,042	0.01%	—
2021	Lowest contract charges 0.50% Class IB	$38.64	—	—	—	26.69%
	Highest contract charges 1.70% Class IB	$29.23	—	—	—	25.18%
	All contract charges	—	1,719	$54,057	0.39%	—
2020	Lowest contract charges 0.50% Class IB	$30.50	—	—	—	15.71%
	Highest contract charges 1.70% Class IB	$23.35	—	—	—	14.29%
	All contract charges	—	1,990	$49,833	0.68%	—
2019	Lowest contract charges 0.50% Class IB	$26.36	—	—	—	29.28%
	Highest contract charges 1.70% Class IB	$20.43	—	—	—	27.77%
	All contract charges	—	2,199	$47,984	1.26%	—

EQ/Large Cap Growth Index
2023	Lowest contract charges 1.15% Class IB	$38.66	—	—	—	39.92%
	Highest contract charges 1.70% Class IB	$33.69	—	—	—	39.16%
	All contract charges	—	1,670	$60,179	0.23%	—
2022	Lowest contract charges 1.15% Class IB	$27.63	—	—	—	(30.35)%
	Highest contract charges 1.70% Class IB	$24.21	—	—	—	(30.75)%
	All contract charges	—	1,850	$47,713	0.23%	—
2021	Lowest contract charges 0.50% Class IB	$46.02	—	—	—	26.08%
	Highest contract charges 1.70% Class IB	$34.96	—	—	—	24.59%
	All contract charges	—	2,069	$76,875	0.05%	—
2020	Lowest contract charges 0.50% Class IB	$36.50	—	—	—	36.60%
	Highest contract charges 1.70% Class IB	$28.06	—	—	—	34.97%
	All contract charges	—	2,398	$71,396	0.30%	—
2019	Lowest contract charges 0.50% Class IB	$26.72	—	—	—	34.68%
	Highest contract charges 1.70% Class IB	$20.79	—	—	—	33.01%
	All contract charges	—	2,681	$58,911	0.62%	—

EQ/Large Cap Growth Managed Volatility
2023	Lowest contract charges 1.15% Class IB	$66.93	—	—	—	37.38%
	Highest contract charges 1.70% Class IB	$57.68	—	—	—	36.62%
	All contract charges	—	2,118	$133,567	0.40%	—
2022	Lowest contract charges 1.15% Class IB	$48.72	—	—	—	(31.38)%
	Highest contract charges 1.70% Class IB	$42.22	—	—	—	(31.77)%
	All contract charges	—	2,415	$111,086	0.07%	—
2021	Lowest contract charges 1.15% Class IB	$71.00	—	—	—	22.94%
	Highest contract charges 1.70% Class IB	$61.88	—	—	—	22.27%
	All contract charges	—	2,654	$178,346	0.00%	—
2020	Lowest contract charges 1.15% Class IB	$57.75	—	—	—	30.51%
	Highest contract charges 1.70% Class IB	$50.61	—	—	—	29.77%
	All contract charges	—	3,040	$166,415	0.08%	—

FSA-51

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2019	Lowest contract charges 1.15% Class IB	$44.25	—	—	—	32.17%
	Highest contract charges 1.70% Class IB	$39.00	—	—	—	31.45%
	All contract charges	—	3,434	$144,377	0.42%	—

EQ/Large Cap Value Index
2023	Lowest contract charges 1.15% Class IB	$16.44	—	—	—	9.45%
	Highest contract charges 1.70% Class IB	$14.85	—	—	—	8.87%
	All contract charges	—	643	$10,165	1.57%	—
2022	Lowest contract charges 1.15% Class IB	$15.02	—	—	—	(9.30)%
	Highest contract charges 1.70% Class IB	$13.64	—	—	—	(9.79)%
	All contract charges	—	699	$10,080	1.47%	—
2021	Lowest contract charges 0.50% Class IB	$18.42	—	—	—	23.71%
	Highest contract charges 1.70% Class IB	$15.12	—	—	—	22.13%
	All contract charges	—	666	$10,641	1.26%	—
2020	Lowest contract charges 0.50% Class IB	$14.89	—	—	—	1.64%
	Highest contract charges 1.70% Class IB	$12.38	—	—	—	0.49%
	All contract charges	—	688	$8,975	1.78%	—
2019	Lowest contract charges 0.50% Class IB	$14.65	—	—	—	25.00%
	Highest contract charges 1.70% Class IB	$12.32	—	—	—	23.45%
	All contract charges	—	779	$10,102	2.17%	—

EQ/Large Cap Value Managed Volatility
2023	1.15% contract charge Class IA	$18.13	532	$9,653	1.58%	12.68%
2022	1.15% contract charge Class IA	$16.09	594	$9,554	1.23%	(12.65)%
2021	1.15% contract charge Class IA	$18.42	661	$12,171	0.92%	23.38%
2020	1.15% contract charge Class IA	$14.93	749	$11,183	1.55%	4.48%
2019	1.15% contract charge Class IA	$14.29	857	$12,247	1.90%	24.05%

EQ/Large Cap Value Managed Volatility
2023	Lowest contract charges 0.50% Class IB	$40.45	—	—	—	13.40%
	Highest contract charges 1.70% Class IB	$29.51	—	—	—	12.03%
	All contract charges	—	5,428	$148,911	1.58%	—
2022	Lowest contract charges 0.50% Class IB	$35.67	—	—	—	(12.03)%
	Highest contract charges 1.70% Class IB	$26.34	—	—	—	(13.10)%
	All contract charges	—	6,112	$149,254	1.23%	—
2021	Lowest contract charges 0.50% Class IB	$40.55	—	—	—	24.20%
	Highest contract charges 1.70% Class IB	$30.31	—	—	—	22.71%
	All contract charges	—	6,849	$191,969	0.92%	—
2020	Lowest contract charges 0.50% Class IB	$32.65	—	—	—	5.15%
	Highest contract charges 1.70% Class IB	$24.70	—	—	—	3.87%
	All contract charges	—	7,819	$177,690	1.55%	—
2019	Lowest contract charges 0.50% Class IB	$31.05	—	—	—	24.80%
	Highest contract charges 1.70% Class IB	$23.78	—	—	—	23.34%
	All contract charges	—	8,465	$184,289	1.90%	—

EQ/Mid Cap Index
2023	Lowest contract charges 0.50% Class IB	$40.24	—	—	—	15.17%
	Highest contract charges 1.70% Class IB	$30.32	—	—	—	13.77%
	All contract charges	—	785	$25,427	1.00%	—
2022	Lowest contract charges 0.50% Class IB	$34.94	—	—	—	(14.03)%
	Highest contract charges 1.70% Class IB	$26.65	—	—	—	(15.07)%
	All contract charges	—	861	$24,437	0.96%	—
2021	Lowest contract charges 0.50% Class IB	$40.64	—	—	—	23.26%
	Highest contract charges 1.70% Class IB	$31.38	—	—	—	21.82%
	All contract charges	—	925	$30,758	0.60%	—
2020	Lowest contract charges 0.50% Class IB	$32.97	—	—	—	12.26%
	Highest contract charges 1.70% Class IB	$25.76	—	—	—	10.89%
		—	1,074	$29,226	0.98%	—

FSA-52

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2019	Lowest contract charges 0.50% Class IB	$ 29.37	—	—	—	24.77%
	Highest contract charges 1.70% Class IB	$ 23.23	—	—	—	23.30%
	All contract charges	—	1,207	$29,540	1.09%	—

EQ/Mid Cap Value Managed Volatility
2023	Lowest contract charges 1.15% Class IB	$ 41.73	—	—	—	11.88%
	Highest contract charges 1.70% Class IB	$ 35.96	—	—	—	11.26%
	All contract charges	—	1,075	$41,673	1.41%	—
2022	Lowest contract charges 1.15% Class IB	$ 37.30	—	—	—	(15.53)%
	Highest contract charges 1.70% Class IB	$ 32.32	—	—	—	(16.03)%
	All contract charges	—	1,204	$41,875	0.90%	—
2021	Lowest contract charges 1.15% Class IB	$ 44.16	—	—	—	25.92%
	Highest contract charges 1.70% Class IB	$ 38.49	—	—	—	25.25%
	All contract charges	—	1,328	$54,864	0.55%	—
2020	Lowest contract charges 1.15% Class IB	$ 35.07	—	—	—	3.76%
	Highest contract charges 1.70% Class IB	$ 30.73	—	—	—	3.19%
	All contract charges	—	1,512	$49,693	1.15%	—
2019	Lowest contract charges 1.15% Class IB	$ 33.80	—	—	—	25.14%
	Highest contract charges 1.70% Class IB	$ 29.78	—	—	—	24.45%
	All contract charges	—	1,630	$51,840	1.36%	—

EQ/Moderate Allocation
2023	1.15% contract charge Class IA	$ 85.03	128	$10,861	1.85%	11.06%
2022	1.15% contract charge Class IA	$ 76.56	149	$11,370	1.20%	(16.44)%
2021	1.15% contract charge Class IA	$ 91.62	168	$15,362	2.50%	7.17%
2020	1.15% contract charge Class IA	$ 85.49	191	$16,330	2.15%	9.98%
2019	1.15% contract charge Class IA	$ 77.73	211	$16,421	1.57%	14.21%

EQ/Moderate Allocation
2023	Lowest contract charges 0.50% Class IB	$102.17	—	—	—	11.80%
	Highest contract charges 1.70% Class IB	$ 64.48	—	—	—	10.45%
	All contract charges	—	1,244	$89,349	1.85%	—
2022	Lowest contract charges 0.50% Class IB	$ 91.39	—	—	—	(15.89)%
	Highest contract charges 1.70% Class IB	$ 58.38	—	—	—	(16.91)%
	All contract charges	—	1,405	$91,197	1.20%	—
2021	Lowest contract charges 0.50% Class IB	$108.66	—	—	—	7.87%
	Highest contract charges 1.70% Class IB	$ 70.26	—	—	—	6.58%
	All contract charges	—	1,564	$121,849	2.50%	—
2020	Lowest contract charges 0.50% Class IB	$100.73	—	—	—	10.70%
	Highest contract charges 1.70% Class IB	$ 65.92	—	—	—	9.36%
	All contract charges	—	1,719	$125,204	2.15%	—
2019	Lowest contract charges 0.50% Class IB	$ 90.99	—	—	—	14.96%
	Highest contract charges 1.70% Class IB	$ 60.28	—	—	—	13.59%
	All contract charges	—	1,892	$125,628	1.57%	—

EQ/Moderate-Plus Allocation
2023	Lowest contract charges 1.15% Class IB	$ 22.73	—	—	—	13.99%
	Highest contract charges 1.70% Class IB	$ 22.47	—	—	—	13.37%
	All contract charges	—	2,520	$54,438	1.59%	—
2022	Lowest contract charges 1.15% Class IB	$ 19.94	—	—	—	(17.98)%
	Highest contract charges 1.70% Class IB	$ 19.82	—	—	—	(18.47)%
	All contract charges	—	2,794	$53,097	1.01%	—
2021	Lowest contract charges 1.15% Class IB	$ 24.31	—	—	—	11.36%
	Highest contract charges 1.70% Class IB	$ 24.31	—	—	—	10.80%
	All contract charges	—	3,078	$71,487	3.41%	—
2020	Lowest contract charges 1.15% Class IB	$ 21.83	—	—	—	12.76%
	Highest contract charges 1.70% Class IB	$ 21.94	—	—	—	12.17%
	All contract charges	—	3,331	$69,520	2.46%	—

FSA-53

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2019	Lowest contract charges 1.15% Class IB	$19.36	—	—	—	18.63%
	Highest contract charges 1.70% Class IB	$19.56	—	—	—	17.90%
	All contract charges	—	3,712	$68,824	1.51%	—

EQ/Money Market
2023	1.15% contract charge Class IA	$30.71	87	$2,684	4.33%	3.26%
2022	1.15% contract charge Class IA	$29.74	98	$2,916	1.13%	(0.07)%
2021	1.15% contract charge Class IA	$29.76	97	$2,885	—%	(0.97)%
2020	1.15% contract charge Class IA	$30.05	100	$3,005	0.18%	(0.96)%
2019	1.15% contract charge Class IA	$30.34	82	$2,476	1.51%	0.36%

EQ/Money Market
2023	Lowest contract charges 0.00% Class IB	$48.62	—	—	—	4.47%
	Highest contract charges 1.70% Class IB	$23.48	—	—	—	2.67%
	All contract charges	—	807	$21,887	4.33%	—
2022	Lowest contract charges 0.00% Class IB	$46.54	—	—	—	1.09%
	Highest contract charges 1.70% Class IB	$22.87	—	—	—	(0.61)%
	All contract charges	—	909	$23,837	1.13%	—
2021	Lowest contract charges 0.00% Class IB	$46.04	—	—	—	0.17%
	Highest contract charges 1.70% Class IB	$23.01	—	—	—	(1.54)%
	All contract charges	—	831	$21,895	0.00%	—
2020	Lowest contract charges 0.00% Class IB	$45.96	—	—	—	0.22%
	Highest contract charges 1.70% Class IB	$23.37	—	—	—	(1.48)%
	All contract charges	—	992	$26,378	0.18%	—
2019	Lowest contract charges 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charges 1.70% Class IB	$23.72	—	—	—	(0.21)%
	All contract charges	—	841	$22,524	1.51%	—

EQ/Quality Bond PLUS
2023	Lowest contract charges 0.50% Class IB	$20.46	—	—	—	3.70%
	Highest contract charges 1.70% Class IB	$14.18	—	—	—	2.46%
	All contract charges	—	1,078	$16,647	2.02%	—
2022	Lowest contract charges 0.50% Class IB	$19.73	—	—	—	(10.68)%
	Highest contract charges 1.70% Class IB	$13.84	—	—	—	(11.73)%
	All contract charges	—	1,218	$18,282	0.63%	—
2021	Lowest contract charges 0.50% Class IB	$22.09	—	—	—	(2.60)%
	Highest contract charges 1.70% Class IB	$15.68	—	—	—	(3.74)%
	All contract charges	—	1,353	$22,982	0.73%	—%
2020	Lowest contract charges 0.50% Class IB	$22.68	—	—	—	5.44%
	Highest contract charges 1.70% Class IB	$16.29	—	—	—	4.16%
	All contract charges	—	1,535	$26,968	1.28%	—
2019	Lowest contract charges 0.50% Class IB	$21.51	—	—	—	5.13%
	Highest contract charges 1.70% Class IB	$15.64	—	—	—	3.85%
	All contract charges	—	1,559	$26,219	1.53%	—

EQ/Small Company Index
2023	Lowest contract charges 1.15% Class IB	$44.20	—	—	—	15.46%
	Highest contract charges 1.70% Class IB	$38.23	—	—	—	14.80%
	All contract charges	—	301	$12,508	1.10%	—
2022	Lowest contract charges 1.15% Class IB	$38.28	—	—	—	(20.75)%
	Highest contract charges 1.70% Class IB	$33.30	—	—	—	(21.16)%
	All contract charges	—	345	$12,425	0.89%	—
2021	Lowest contract charges 0.50% Class IB	$56.52	—	—	—	14.48%
	Highest contract charges 1.70% Class IB	$42.24	—	—	—	13.09%
	All contract charges	—	373	$16,990	0.60%	—
2020	Lowest contract charges 0.50% Class IB	$49.37	—	—	—	19.14%
	Highest contract charges 1.70% Class IB	$37.35	—	—	—	17.71%
	All contract charges	—	435	$17,396	1.02%	—

FSA-54

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2023

7.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2019	Lowest contract charges 0.50% Class IB	$41.44	—	—	—	24.59%
	Highest contract charges 1.70% Class IB	$31.73	—	—	—	23.08%
	All contract charges	—	475	$16,121	1.07%	—

Multimanager Technology
2023	Lowest contract charges 0.50% Class IB	$77.73	—	—	—	48.79%
	Highest contract charges 1.70% Class IB	$59.53	—	—	—	47.02%
	All contract chargess	—	513	$32,372	0.00%	—
2022	Lowest contract charges 0.50% Class IB	$52.24	—	—	—	(37.61)%
	Highest contract charges 1.70% Class IB	$40.49	—	—	—	(38.36)%
	All contract chargess	—	570	$24,364	0.00%	—
2021	Lowest contract charges 0.50% Class IB	$83.73	—	—	—	20.22%
	Highest contract charges 1.70% Class IB	$65.69	—	—	—	18.77%
	All contract chargess	—	658	$45,581	0.00%	—
2020	Lowest contract charges 0.50% Class IB	$69.65	—	—	—	52.51%
	Highest contract charges 1.70% Class IB	$55.31	—	—	—	50.67%
	All contract chargess	—	842	$49,062	0.12%	—
2019	Lowest contract charges 0.50% Class IB	$45.67	—	—	—	37.19%
	Highest contract charges 1.70% Class IB	$36.71	—	—	—	35.51%
	All contract chargess	—	944	$36,434	0.15%	—

(a)	Units were made available on June 5, 2020.
(b)	Units were made available on June 12, 2020.
(c)	Units were made available on June 18, 2021.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through April 12, 2024, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-55